PLAIC Variable Annuity Account S

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of PLAIC Variable Annuity Account S and the Board of Directors of
Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise PLAIC Variable Annuity Account S (the Separate Account) of Protective Life and Annuity Insurance Company as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2024

Appendix A

The subaccounts that comprise PLAIC Variable Annuity Account S were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Relative Value Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Funds IS Global Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the period from June 1, 2023 (commencement of operations) to December 31, 2023	For the period from June 1, 2023 (commencement of operations) to December 31, 2023
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2023	For the period from August 15, 2023 (commencement of operations) to December 31, 2023	For the period from August 15, 2023 (commencement of operations) to December 31, 2023

BlackRock International V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Dividend Strategy Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Balanced Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Mid Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Columbia VP Strategic Income Fund, Class 2	As of December 31, 2023	For the period from August 15, 2023 (commencement of operations) to December 31, 2023	For the period from August 15, 2023 (commencement of operations) to December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2023	For the period from February 23, 2023 (commencement of operations) to December 31, 2023	For the period from February 23, 2023 (commencement of operations) to December 31, 2023
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Energy Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from November 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Technology Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Total Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Utilities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Value Strategies Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from November 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Franklin DynaTech VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from February 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. Conservative Balanced Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from March 31, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from February 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Invesco V.I. Main Street Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 21, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

Janus Henderson Overseas Fund, Class S	Not applicable	For the year then ended December 31, 2023	For the period from September 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Morgan Stanley VIF Global Franchise Portfolio, Class II	Not applicable	For the period from June 1, 2023 (commencement of operations) to September 18, 2023 (cessation of operations)	For the period from June 1, 2023 (commencement of operations) to September 18, 2023 (cessation of operations)
Morgan Stanley VIF Global Infrastructure Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 19, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Morgan Stanley VIF Growth Portfolio	Not applicable	For the period from April 21, 2023 (commencement of operations) to December 31, 2023	For the period from April 21, 2023 (commencement of operations) to December 31, 2023
PIMCO High Yield Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PIMCO Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from October 3, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab Government Money Market Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Schwab S&P 500 Index Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Moderate Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4
ASSETS:
Investments at fair value (1)	$82,160	$958,885	$410,081	$161,497	$621,401	$510,412	$360,764
Receivable from the fund manager	1	8	3	2	7	4	3
Total assets	82,161	958,893	410,084	161,499	621,408	510,416	360,767

LIABILITIES:
Payable to the Contracts	1	8	3	2	7	4	3
Payable to the Company	1	7	2	2	3	3	2
Total liabilities	2	15	5	4	10	7	5

NET ASSETS	$82,159	$958,878	$410,079	$161,495	$621,398	$510,409	$360,762

ANALYSIS OF NET ASSETS
Accumulation period	$82,159	$958,878	$410,079	$161,495	$621,398	$510,409	$360,762
Annuity period	-	-	-	-	-	-	-
Total net assets	$82,159	$958,878	$410,079	$161,495	$621,398	$510,409	$360,762

Fair value per share (NAV)	$17.44	$66.96	$28.78	$7.97	$23.34	$13.46	$33.08
Shares outstanding in the Separate Account	4,711	14,320	14,249	20,263	26,624	37,921	10,906

(1) Investments in mutual fund shares, at cost	$89,778	$948,305	$437,792	$261,799	$693,442	$487,190	$365,248

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4
ASSETS:
Investments at fair value (1)	$122,236	$928,933	$591,844	$77,633	$127,438	$611,900	$622,771
Receivable from the fund manager	1	9	5	1	1	5	4
Total assets	122,237	928,942	591,849	77,634	127,439	611,905	622,775

LIABILITIES:
Payable to the Contracts	1	9	5	1	1	5	4
Payable to the Company	1	8	4	18	-	2	1
Total liabilities	2	17	9	19	1	7	5

NET ASSETS	$122,235	$928,925	$591,840	$77,615	$127,438	$611,898	$622,770

ANALYSIS OF NET ASSETS
Accumulation period	$122,235	$928,925	$591,840	$77,615	$127,438	$611,898	$622,770
Annuity period	-	-	-	-	-	-	-
Total net assets	$122,235	$928,925	$591,840	$77,615	$127,438	$611,898	$622,770

Fair value per share (NAV)	$17.46	$95.70	$57.34	$17.13	$24.95	$9.35	$9.77
Shares outstanding in the Separate Account	7,001	9,707	10,322	4,532	5,108	65,444	63,743

(1) Investments in mutual fund shares, at cost	$140,357	$972,009	$621,492	$72,706	$134,409	$652,661	$670,096

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II
ASSETS:
Investments at fair value (1)	$323,384	$9,118	$29,838	$422,126	$627,696	$5,208	$235,715
Receivable from the fund manager	2	-	-	3	4	-	2
Total assets	323,386	9,118	29,838	422,129	627,700	5,208	235,717

LIABILITIES:
Payable to the Contracts	2	-	-	3	4	-	2
Payable to the Company	51	-	-	3	3	-	2
Total liabilities	53	-	-	6	7	-	4

NET ASSETS	$323,333	$9,118	$29,838	$422,123	$627,693	$5,208	$235,713

ANALYSIS OF NET ASSETS
Accumulation period	$323,333	$9,118	$29,838	$422,123	$627,693	$5,208	$235,713
Annuity period	-	-	-	-	-	-	-
Total net assets	$323,333	$9,118	$29,838	$422,123	$627,693	$5,208	$235,713

Fair value per share (NAV)	$14.06	$13.15	$13.03	$10.09	$20.55	$38.07	$22.57
Shares outstanding in the Separate Account	23,000	693	2,290	41,836	30,545	137	10,444

(1) Investments in mutual fund shares, at cost	$316,014	$8,580	$28,646	$431,824	$681,432	$4,494	$287,252

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$118,288	$4,090	$254,421	$39,327	$162,378	$59,155	$135,049
Receivable from the fund manager	1	-	2	-	1	-	2
Total assets	118,289	4,090	254,423	39,327	162,379	59,155	135,051

LIABILITIES:
Payable to the Contracts	1	-	2	-	1	-	2
Payable to the Company	1	-	1	-	1	-	1
Total liabilities	2	-	3	-	2	-	3

NET ASSETS	$118,287	$4,090	$254,420	$39,327	$162,377	$59,155	$135,048

ANALYSIS OF NET ASSETS
Accumulation period	$118,287	$4,090	$254,420	$39,327	$162,377	$59,155	$135,048
Annuity period	-	-	-	-	-	-	-
Total net assets	$118,287	$4,090	$254,420	$39,327	$162,377	$59,155	$135,048

Fair value per share (NAV)	$25.29	$41.67	$8.55	$9.43	$35.70	$3.65	$12.75
Shares outstanding in the Separate Account	4,677	98	29,757	4,170	4,548	16,207	10,592

(1) Investments in mutual fund shares, at cost	$125,288	$4,021	$268,936	$41,659	$155,615	$55,848	$154,281

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$446,497	$1,265,568	$782,929	$4,966	$457,919	$97,873	$122,372
Receivable from the fund manager	3	14	7	-	3	1	1
Total assets	446,500	1,265,582	782,936	4,966	457,922	97,874	122,373

LIABILITIES:
Payable to the Contracts	3	14	7	-	3	1	1
Payable to the Company	2	8	2	-	3	-	1
Total liabilities	5	22	9	-	6	1	2

NET ASSETS	$446,495	$1,265,560	$782,927	$4,966	$457,916	$97,873	$122,371

ANALYSIS OF NET ASSETS
Accumulation period	$446,495	$1,265,560	$782,927	$4,966	$457,916	$97,873	$122,371
Annuity period	-	-	-	-	-	-	-
Total net assets	$446,495	$1,265,560	$782,927	$4,966	$457,916	$97,873	$122,371

Fair value per share (NAV)	$15.14	$21.54	$9.63	$24.59	$12.90	$10.43	$33.96
Shares outstanding in the Separate Account	29,491	58,754	81,301	202	35,498	9,384	3,603

(1) Investments in mutual fund shares, at cost	$417,608	$1,415,445	$805,042	$3,076	$472,631	$101,867	$130,332

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$90,073	$793,400	$717,780	$614,334	$453,390	$346,429	$76,406
Receivable from the fund manager	1	7	5	6	5	2	1
Total assets	90,074	793,407	717,785	614,340	453,395	346,431	76,407

LIABILITIES:
Payable to the Contracts	1	7	5	6	5	2	1
Payable to the Company	1	4	2	5	4	1	1
Total liabilities	2	11	7	11	9	3	2

NET ASSETS	$90,072	$793,396	$717,778	$614,329	$453,386	$346,428	$76,405

ANALYSIS OF NET ASSETS
Accumulation period	$90,072	$793,396	$717,778	$614,329	$453,386	$346,428	$76,405
Annuity period	-	-	-	-	-	-	-
Total net assets	$90,072	$793,396	$717,778	$614,329	$453,386	$346,428	$76,405

Fair value per share (NAV)	$20.94	$10.56	$10.82	$34.69	$32.11	$17.19	$20.23
Shares outstanding in the Separate Account	4,301	75,133	66,338	17,709	14,120	20,153	3,777

(1) Investments in mutual fund shares, at cost	$74,086	$845,613	$783,224	$713,920	$461,091	$320,285	$74,228

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
ASSETS:
Investments at fair value (1)	$115,692	$145,966	$4,117	$551,895	$198,493	$265,646	$309,415
Receivable from the fund manager	1	2	-	4	2	2	3
Total assets	115,693	145,968	4,117	551,899	198,495	265,648	309,418

LIABILITIES:
Payable to the Contracts	1	2	-	4	2	2	3
Payable to the Company	1	2	-	3	1	3	3
Total liabilities	2	4	-	7	3	5	6

NET ASSETS	$115,691	$145,964	$4,117	$551,892	$198,492	$265,643	$309,412

ANALYSIS OF NET ASSETS
Accumulation period	$115,691	$145,964	$4,117	$551,892	$198,492	$265,643	$309,412
Annuity period	-	-	-	-	-	-	-
Total net assets	$115,691	$145,964	$4,117	$551,892	$198,492	$265,643	$309,412

Fair value per share (NAV)	$16.75	$4.27	$14.20	$26.93	$13.27	$13.32	$10.21
Shares outstanding in the Separate Account	6,907	34,184	290	20,494	14,958	19,944	30,305

(1) Investments in mutual fund shares, at cost	$107,126	$215,954	$4,667	$557,876	$236,261	$272,630	$301,356

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II
ASSETS:
Investments at fair value (1)	$138,788	$223,413	$20,949	$578,275	$220,813	$872,400	$248,024
Receivable from the fund manager	1	2	-	4	2	11	2
Total assets	138,789	223,415	20,949	578,279	220,815	872,411	248,026

LIABILITIES:
Payable to the Contracts	1	2	-	4	2	11	2
Payable to the Company	1	1	-	3	1	6	3
Total liabilities	2	3	-	7	3	17	5

NET ASSETS	$138,787	$223,412	$20,949	$578,272	$220,812	$872,394	$248,021

ANALYSIS OF NET ASSETS
Accumulation period	$138,787	$223,412	$20,949	$578,272	$220,812	$872,394	$248,021
Annuity period	-	-	-	-	-	-	-
Total net assets	$138,787	$223,412	$20,949	$578,272	$220,812	$872,394	$248,021

Fair value per share (NAV)	$16.21	$12.12	$12.40	$19.58	$15.09	$16.36	$13.65
Shares outstanding in the Separate Account	8,562	18,433	1,689	29,534	14,633	53,325	18,170

(1) Investments in mutual fund shares, at cost	$168,011	$224,336	$22,697	$592,845	$236,121	$957,209	$294,603

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio
ASSETS:
Investments at fair value (1)	$80,261	$75,723	$47,377	$284,045	$15,084	$143,052	$96,051
Receivable from the fund manager	1	1	-	2	-	1	1
Total assets	80,262	75,724	47,377	284,047	15,084	143,053	96,052

LIABILITIES:
Payable to the Contracts	1	1	-	2	-	1	1
Payable to the Company	-	1	-	2	-	-	-
Total liabilities	1	2	-	4	-	1	1

NET ASSETS	$80,261	$75,722	$47,377	$284,043	$15,084	$143,052	$96,051

ANALYSIS OF NET ASSETS
Accumulation period	$80,261	$75,722	$47,377	$284,043	$15,084	$143,052	$96,051
Annuity period	-	-	-	-	-	-	-
Total net assets	$80,261	$75,722	$47,377	$284,043	$15,084	$143,052	$96,051

Fair value per share (NAV)	$10.23	$18.87	$17.77	$26.30	$1.00	$10.32	$16.79
Shares outstanding in the Separate Account	7,846	4,013	2,666	10,800	15,084	13,862	5,721

(1) Investments in mutual fund shares, at cost	$89,861	$91,802	$69,894	$279,712	$15,084	$148,267	$108,007

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$108,369	$20,288	$351,403	$290,320	$2,937	$373,167	$466,220
Receivable from the fund manager	1	-	2	2	-	3	3
Total assets	108,370	20,288	351,405	290,322	2,937	373,170	466,223

LIABILITIES:
Payable to the Contracts	1	-	2	2	-	3	3
Payable to the Company	-	-	1	1	-	-	1
Total liabilities	1	-	3	3	-	3	4

NET ASSETS	$108,369	$20,288	$351,402	$290,319	$2,937	$373,167	$466,219

ANALYSIS OF NET ASSETS
Accumulation period	$108,369	$20,288	$351,402	$290,319	$2,937	$373,167	$466,219
Annuity period	-	-	-	-	-	-	-
Total net assets	$108,369	$20,288	$351,402	$290,319	$2,937	$373,167	$466,219

Fair value per share (NAV)	$13.03	$6.04	$7.18	$9.95	$7.95	$9.60	$11.57
Shares outstanding in the Separate Account	8,317	3,359	48,942	29,178	369	38,872	40,296

(1) Investments in mutual fund shares, at cost	$110,848	$23,228	$342,440	$299,396	$2,929	$379,754	$501,253

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio
ASSETS:
Investments at fair value (1)	$804,355	$1,395,492	$41,264	$84,983	$2,861,801	$10,021,754	$521,162
Receivable from the fund manager	6	12	1	1	28	98	4
Total assets	804,361	1,395,504	41,265	84,984	2,861,829	10,021,852	521,166

LIABILITIES:
Payable to the Contracts	6	12	1	1	28	98	4
Payable to the Company	-	4	-	1	4	25	3
Total liabilities	6	16	1	2	32	123	7

NET ASSETS	$804,355	$1,395,488	$41,264	$84,982	$2,861,797	$10,021,729	$521,159

ANALYSIS OF NET ASSETS
Accumulation period	$804,355	$1,395,488	$41,264	$84,982	$2,861,797	$10,021,729	$521,159
Annuity period	-	-	-	-	-	-	-
Total net assets	$804,355	$1,395,488	$41,264	$84,982	$2,861,797	$10,021,729	$521,159

Fair value per share (NAV)	$10.23	$9.18	$11.08	$9.37	$1.00	$70.19	$13.55
Shares outstanding in the Separate Account	78,627	152,014	3,724	9,070	2,861,801	142,780	38,462

(1) Investments in mutual fund shares, at cost	$798,550	$1,614,878	$46,495	$77,862	$2,861,801	$8,932,593	$550,638

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$499,182	$584,473	$112,820	$82,500	$316,025	$436,417	$58,449
Receivable from the fund manager	4	6	1	1	2	3	-
Total assets	499,186	584,479	112,821	82,501	316,027	436,420	58,449

LIABILITIES:
Payable to the Contracts	4	6	1	1	2	3	-
Payable to the Company	2	4	1	1	1	2	-
Total liabilities	6	10	2	2	3	5	-

NET ASSETS	$499,180	$584,469	$112,819	$82,499	$316,024	$436,415	$58,449

ANALYSIS OF NET ASSETS
Accumulation period	$499,180	$584,469	$112,819	$82,499	$316,024	$436,415	$58,449
Annuity period	-	-	-	-	-	-	-
Total net assets	$499,180	$584,469	$112,819	$82,499	$316,024	$436,415	$58,449

Fair value per share (NAV)	$15.74	$18.16	$34.40	$43.54	$51.85	$20.02	$8.23
Shares outstanding in the Separate Account	31,714	32,185	3,280	1,895	6,095	21,799	7,102

(1) Investments in mutual fund shares, at cost	$509,471	$590,881	$115,868	$86,079	$319,409	$527,950	$56,384

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$50,031	$33,978	$300,261
Receivable from the fund manager	1	-	2
Total assets	50,032	33,978	300,263

LIABILITIES:
Payable to the Contracts	1	-	2
Payable to the Company	-	-	1
Total liabilities	1	-	3

NET ASSETS	$50,031	$33,978	$300,260

ANALYSIS OF NET ASSETS
Accumulation period	$50,031	$33,978	$300,260
Annuity period	-	-	-
Total net assets	$50,031	$33,978	$300,260

Fair value per share (NAV)	$14.24	$12.84	$4.96
Shares outstanding in the Separate Account	3,513	2,646	60,537

(1) Investments in mutual fund shares, at cost	$49,260	$35,543	$298,623

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INVESTMENT INCOME:
Dividend income	$678	$-	$4,886	$-	$11,801	$7,979	$1,889

EXPENSES:
Mortality and expense risk and admin	252	2,531	1,066	682	2,444	1,131	663

NET INVESTMENT INCOME (LOSS)	426	(2,531)	3,820	(682)	9,357	6,848	1,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(906)	5,479	(378)	(4,953)	190	86	145
Capital gain distributions	7,133	59,650	30,861	-	22,627	-	9,001

Net realized gain (loss) on investments	6,227	65,129	30,483	(4,953)	22,817	86	9,146

Change in net unrealized appreciation (depreciation) on investments	1,140	175,003	(3,543)	30,537	41,121	72,983	26,673

Net realized and unrealized gain (loss) on investments	7,367	240,132	26,940	25,584	63,938	73,069	35,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,793	$237,601	$30,760	$24,902	$73,295	$79,917	$37,045

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INVESTMENT INCOME:
Dividend income	$35	$1,291	$6,327	$817	$1,529	$19,484	$20,828

EXPENSES:
Mortality and expense risk and admin	365	2,721	1,638	167	332	1,555	1,444

NET INVESTMENT INCOME (LOSS)	(330)	(1,430)	4,689	650	1,197	17,929	19,384

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	862	206	145	11	532	(97)	(235)
Capital gain distributions	1,761	41,165	27,520	-	-	-	-

Net realized gain (loss) on investments	2,623	41,371	27,665	11	532	(97)	(235)

Change in net unrealized appreciation (depreciation) on investments	13,291	173,647	86,505	5,768	14,765	6,945	(3,735)

Net realized and unrealized gain (loss) on investments	15,914	215,018	114,170	5,779	15,297	6,848	(3,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,584	$213,588	$118,859	$6,429	$16,494	$24,777	$15,414

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$4,797	$163	$722	$3,549	$11,184	$-	$47

EXPENSES:
Mortality and expense risk and admin	726	12	22	1,152	1,373	11	702

NET INVESTMENT INCOME (LOSS)	4,071	151	700	2,397	9,811	(11)	(655)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,620	-	-	(498)	(21)	(48)	(7)
Capital gain distributions	2,114	-	-	-	79,512	40	1,351

Net realized gain (loss) on investments	4,734	-	-	(498)	79,491	(8)	1,344

Change in net unrealized appreciation (depreciation) on investments	35,971	538	1,192	60,222	(17,245)	1,650	24,984

Net realized and unrealized gain (loss) on investments	40,705	538	1,192	59,724	62,246	1,642	26,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,776	$689	$1,892	$62,121	$72,057	$1,631	$25,673

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$-	$-	$3,878	$1,159	$-	$-	$3,049

EXPENSES:
Mortality and expense risk and admin	245	18	496	94	225	44	605

NET INVESTMENT INCOME (LOSS)	(245)	(18)	3,382	1,065	(225)	(44)	2,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	(34)	(19)	1	16	-	(2,664)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	1	(34)	(19)	1	16	-	(2,664)

Change in net unrealized appreciation (depreciation) on investments	1,798	810	9,019	1,298	7,535	3,306	6,195

Net realized and unrealized gain (loss) on investments	1,799	776	9,000	1,299	7,551	3,306	3,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,554	$758	$12,382	$2,364	$7,326	$3,262	$5,975

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$8,874	$19,223	$14,741	$203	$6,783	$3,486	$-

EXPENSES:
Mortality and expense risk and admin	892	4,867	1,661	30	1,012	437	410

NET INVESTMENT INCOME (LOSS)	7,982	14,356	13,080	173	5,771	3,049	(410)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	84	(68,169)	(573)	4,810	(5,123)	(199)	2
Capital gain distributions	-	56,267	-	-	-	-	-

Net realized gain (loss) on investments	84	(11,902)	(573)	4,810	(5,123)	(199)	2

Change in net unrealized appreciation (depreciation) on investments	28,889	228,728	18,884	(4,795)	59,712	4,256	4,717

Net realized and unrealized gain (loss) on investments	28,973	216,826	18,311	15	54,589	4,057	4,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,955	$231,182	$31,391	$188	$60,360	$7,106	$4,309

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$133	$18,677	$17,489	$2,235	$492	$2,331	$1,686

EXPENSES:
Mortality and expense risk and admin	220	2,197	1,396	2,055	1,611	165	333

NET INVESTMENT INCOME (LOSS)	(87)	16,480	16,093	180	(1,119)	2,166	1,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,142	536	(57)	(1,085)	1,309	(23)	(3)
Capital gain distributions	-	-	-	16,663	10,665	-	2,078

Net realized gain (loss) on investments	2,142	536	(57)	15,578	11,974	(23)	2,075

Change in net unrealized appreciation (depreciation) on investments	18,835	81,078	19,537	61,500	155,015	26,932	(4,575)

Net realized and unrealized gain (loss) on investments	20,977	81,614	19,480	77,078	166,989	26,909	(2,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,890	$98,094	$35,573	$77,258	$165,870	$29,075	$(1,147)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small- Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

INVESTMENT INCOME:
Dividend income	$908	$-	$202	$1,150	$999	$-	$-

EXPENSES:
Mortality and expense risk and admin	265	562	18	824	594	674	826

NET INVESTMENT INCOME (LOSS)	643	(562)	184	326	405	(674)	(826)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,231	91	(12)	201	(73)	566	(22)
Capital gain distributions	3,814	-	244	13,204	10,830	-	2,014

Net realized gain (loss) on investments	6,045	91	232	13,405	10,757	566	1,992

Change in net unrealized appreciation (depreciation) on investments	13,203	44,462	(102)	16,565	10,955	48,344	44,262

Net realized and unrealized gain (loss) on investments	19,248	44,553	130	29,970	21,712	48,910	46,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,891	$43,991	$314	$30,296	$22,117	$48,236	$45,428

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II

INVESTMENT INCOME:
Dividend income	$960	$1,667	$-	$8,553	$3,687	$14,428	$2,869

EXPENSES:
Mortality and expense risk and admin	320	513	76	1,281	727	3,519	740

NET INVESTMENT INCOME (LOSS)	640	1,154	(76)	7,272	2,960	10,909	2,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(75)	594	10	455	49	152	296
Capital gain distributions	3,255	-	800	61,600	-	43,802	-

Net realized gain (loss) on investments	3,180	594	810	62,055	49	43,954	296

Change in net unrealized appreciation (depreciation) on investments	9,754	34,126	5,367	(12,381)	17,248	20,306	17,050

Net realized and unrealized gain (loss) on investments	12,934	34,720	6,177	49,674	17,297	64,260	17,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,574	$35,874	$6,101	$56,946	$20,257	$75,169	$19,475

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio

INVESTMENT INCOME:
Dividend income	$1,419	$931	$256	$2,366	$742	$181	$7,190

EXPENSES:
Mortality and expense risk and admin	194	313	124	604	42	34	150

NET INVESTMENT INCOME (LOSS)	1,225	618	132	1,762	700	147	7,040

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(790)	22	558	(1,276)	-	2,690	(28)
Capital gain distributions	-	9,108	3,654	-	-	-	-

Net realized gain (loss) on investments	(790)	9,130	4,212	(1,276)	-	2,690	(28)

Change in net unrealized appreciation (depreciation) on investments	2,691	(1,690)	5,318	39,062	-	(1,837)	158

Net realized and unrealized gain (loss) on investments	1,901	7,440	9,530	37,786	-	853	130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,126	$8,058	$9,662	$39,548	$700	$1,000	$7,170

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio

INVESTMENT INCOME:
Dividend income	$535	$4,880	$23	$453	$-	$14,760	$13,362

EXPENSES:
Mortality and expense risk and admin	220	265	2	89	52	659	637

NET INVESTMENT INCOME (LOSS)	315	4,615	21	364	(52)	14,101	12,725

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	18	156	(20)	(1)	7,934	34	(50)
Capital gain distributions	2,696	-	240	2,813	-	-	-

Net realized gain (loss) on investments	2,714	156	220	2,812	7,934	34	(50)

Change in net unrealized appreciation (depreciation) on investments	9,049	305	-	(2,432)	-	17,200	7,270

Net realized and unrealized gain (loss) on investments	11,763	461	220	380	7,934	17,234	7,220

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,078	$5,076	$241	$744	$7,882	$31,335	$19,945

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Long- Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short- Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$65	$12,503	$12,545	$26,198	$45,374	$773	$517

EXPENSES:
Mortality and expense risk and admin	7	887	1,116	1,453	4,151	179	205

NET INVESTMENT INCOME (LOSS)	58	11,616	11,429	24,745	41,223	594	312

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	(42)	98	-	(1,333)	(318)	17
Capital gain distributions	-	-	-	-	-	787	6,777

Net realized gain (loss) on investments	-	(42)	98	-	(1,333)	469	6,794

Change in net unrealized appreciation (depreciation) on investments	45	4,739	2,759	6,980	30,418	3,057	9,937

Net realized and unrealized gain (loss) on investments	45	4,697	2,857	6,980	29,085	3,526	16,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103	$16,313	$14,286	$31,725	$70,308	$4,120	$17,043

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$115,081	$128,866	$11,466	$6,579	$8,366	$259	$-

EXPENSES:
Mortality and expense risk and admin	8,291	31,308	1,959	1,241	1,925	435	284

NET INVESTMENT INCOME (LOSS)	106,790	97,558	9,507	5,338	6,441	(176)	(284)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	52,811	(3,819)	(7,312)	62	189	1,887
Capital gain distributions	4	-	-	-	-	7,430	-

Net realized gain (loss) on investments	4	52,811	(3,819)	(7,312)	62	7,619	1,887

Change in net unrealized appreciation (depreciation) on investments	-	1,884,355	49,081	61,650	79,061	17,086	28,785

Net realized and unrealized gain (loss) on investments	4	1,937,166	45,262	54,338	79,123	24,705	30,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,794	$2,034,724	$54,769	$59,676	$85,564	$24,529	$30,388

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$-	$9,455	$1,823	$1,478	$-	$10,283

EXPENSES:
Mortality and expense risk and admin	733	1,020	178	208	122	351

NET INVESTMENT INCOME (LOSS)	(733)	8,435	1,645	1,270	(122)	9,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(693)	37	1,891	7	(12)	(406)
Capital gain distributions	11,688	1,183	66	-	-	-

Net realized gain (loss) on investments	10,995	1,220	1,957	7	(12)	(406)

Change in net unrealized appreciation (depreciation) on investments	(2,766)	47,665	4,964	7,137	963	8,451

Net realized and unrealized gain (loss) on investments	8,229	48,885	6,921	7,144	951	8,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,496	$57,320	$8,566	$8,414	$829	$17,977

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$426	$(2,531)	$3,820	$(682)	$9,357	$6,848	$1,226
Net realized gain (loss) on investments	6,227	65,129	30,483	(4,953)	22,817	86	9,146
Change in net unrealized appreciation (depreciation) on investments	1,140	175,003	(3,543)	30,537	41,121	72,983	26,673

Net increase (decrease) in net assets resulting from operations	7,793	237,601	30,760	24,902	73,295	79,917	37,045

CONTRACT TRANSACTIONS:
Contract owners' net payments	44,844	91,996	253,168	-	59,612	61,950	216,462
Contract maintenance charges	(32)	(3,379)	(161)	(168)	(2,197)	(2,849)	(73)
Contract owners' benefits	(1,405)	(2,488)	(11,456)	(8,894)	(9,232)	(1,746)	(2,921)
Net transfers (to) from the Company and/or Subaccounts	(8,949)	(49,633)	(1)	27	2,163	9,477	4,472

Increase (decrease) in net assets resulting from Contract transactions	34,458	36,496	241,550	(9,035)	50,346	66,832	217,940

Total increase (decrease) in net assets	42,251	274,097	272,310	15,867	123,641	146,749	254,985

NET ASSETS:
Beginning of period	39,908	684,781	137,769	145,628	497,757	363,660	105,777

End of period	$82,159	$958,878	$410,079	$161,495	$621,398	$510,409	$360,762

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(330)	$(1,430)	$4,689	$650	$1,197	$17,929	$19,384
Net realized gain (loss) on investments	2,623	41,371	27,665	11	532	(97)	(235)
Change in net unrealized appreciation (depreciation) on investments	13,291	173,647	86,505	5,768	14,765	6,945	(3,735)

Net increase (decrease) in net assets resulting from operations	15,584	213,588	118,859	6,429	16,494	24,777	15,414

CONTRACT TRANSACTIONS:
Contract owners' net payments	32,958	302,644	-	54,930	32,958	107,247	93,199
Contract maintenance charges	(89)	(296)	(4,314)	(43)	(226)	(2,920)	(2,016)
Contract owners' benefits	(1,282)	(1,445)	-	-	(9,697)	(1,058)	(10,737)
Net transfers (to) from the Company and/or Subaccounts	(10,093)	(564)	11,276	(409)	(5,922)	(343)	(9,578)

Increase (decrease) in net assets resulting from Contract transactions	21,494	300,339	6,962	54,478	17,113	102,926	70,868

Total increase (decrease) in net assets	37,078	513,927	125,821	60,907	33,607	127,703	86,282

NET ASSETS:
Beginning of period	85,157	414,998	466,019	16,708	93,831	484,195	536,488

End of period	$122,235	$928,925	$591,840	$77,615	$127,438	$611,898	$622,770

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,071	$151	$700	$2,397	$9,811	$(11)	$(655)
Net realized gain (loss) on investments	4,734	-	-	(498)	79,491	(8)	1,344
Change in net unrealized appreciation (depreciation) on investments	35,971	538	1,192	60,222	(17,245)	1,650	24,984

Net increase (decrease) in net assets resulting from operations	44,776	689	1,892	62,121	72,057	1,631	25,673

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	8,430	27,946	78,701	69,602	-	-
Contract maintenance charges	(950)	-	-	(627)	(2,751)	(33)	(753)
Contract owners' benefits	-	-	-	(6,763)	(7,080)	(770)	-
Net transfers (to) from the Company and/or Subaccounts	(55,328)	(1)	-	(32,333)	4,918	3	1,024

Increase (decrease) in net assets resulting from Contract transactions	(56,278)	8,429	27,946	38,978	64,689	(800)	271

Total increase (decrease) in net assets	(11,502)	9,118	29,838	101,099	136,746	831	25,944

NET ASSETS:
Beginning of period	334,835	-	-	321,024	490,947	4,377	209,769

End of period	$323,333	$9,118	$29,838	$422,123	$627,693	$5,208	$235,713

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(245)	$(18)	$3,382	$1,065	$(225)	$(44)	$2,444
Net realized gain (loss) on investments	1	(34)	(19)	1	16	-	(2,664)
Change in net unrealized appreciation (depreciation) on investments	1,798	810	9,019	1,298	7,535	3,306	6,195

Net increase (decrease) in net assets resulting from operations	1,554	758	12,382	2,364	7,326	3,262	5,975

CONTRACT TRANSACTIONS:
Contract owners' net payments	54,930	-	132,794	-	142,133	55,892	-
Contract maintenance charges	(81)	(56)	(54)	-	(66)	-	(431)
Contract owners' benefits	-	(269)	(256)	-	(1,190)	-	(36,879)
Net transfers (to) from the Company and/or Subaccounts	43,136	(233)	218	(1)	(1)	1	2,247

Increase (decrease) in net assets resulting from Contract transactions	97,985	(558)	132,702	(1)	140,876	55,893	(35,063)

Total increase (decrease) in net assets	99,539	200	145,084	2,363	148,202	59,155	(29,088)

NET ASSETS:
Beginning of period	18,748	3,890	109,336	36,964	14,175	-	164,136

End of period	$118,287	$4,090	$254,420	$39,327	$162,377	$59,155	$135,048

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,982	$14,356	$13,080	$173	$5,771	$3,049	$(410)
Net realized gain (loss) on investments	84	(11,902)	(573)	4,810	(5,123)	(199)	2
Change in net unrealized appreciation (depreciation) on investments	28,889	228,728	18,884	(4,795)	59,712	4,256	4,717

Net increase (decrease) in net assets resulting from operations	36,955	231,182	31,391	188	60,360	7,106	4,309

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	48,596	307,638	-	130,006	-	-
Contract maintenance charges	(3,144)	(2,914)	(1,425)	(83)	(1,841)	(1,206)	-
Contract owners' benefits	-	(9,029)	(11,506)	(12,483)	(8,654)	(5,003)	-
Net transfers (to) from the Company and/or Subaccounts	412,684	(410,273)	156,629	(639)	(57,891)	(1,940)	2

Increase (decrease) in net assets resulting from Contract transactions	409,540	(373,620)	451,336	(13,205)	61,620	(8,149)	2

Total increase (decrease) in net assets	446,495	(142,438)	482,727	(13,017)	121,980	(1,043)	4,311

NET ASSETS:
Beginning of period	-	1,407,998	300,200	17,983	335,936	98,916	118,060

End of period	$446,495	$1,265,560	$782,927	$4,966	$457,916	$97,873	$122,371

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(87)	$16,480	$16,093	$180	$(1,119)	$2,166	$1,353
Net realized gain (loss) on investments	2,142	536	(57)	15,578	11,974	(23)	2,075
Change in net unrealized appreciation (depreciation) on investments	18,835	81,078	19,537	61,500	155,015	26,932	(4,575)

Net increase (decrease) in net assets resulting from operations	20,890	98,094	35,573	77,258	165,870	29,075	(1,147)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	202,547	338,223	7,798	10,203	315,463	-
Contract maintenance charges	(223)	(1,757)	(2,258)	(2,441)	-	(266)	-
Contract owners' benefits	-	(35,508)	(22,976)	(3,845)	(10,807)	(685)	-
Net transfers (to) from the Company and/or Subaccounts	(15,012)	(38,043)	8,209	(22,406)	(29)	(240)	2

Increase (decrease) in net assets resulting from Contract transactions	(15,235)	127,239	321,198	(20,894)	(633)	314,272	2

Total increase (decrease) in net assets	5,655	225,333	356,771	56,364	165,237	343,347	(1,145)

NET ASSETS:
Beginning of period	84,417	568,063	361,007	557,965	288,149	3,081	77,550

End of period	$90,072	$793,396	$717,778	$614,329	$453,386	$346,428	$76,405

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small- Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$643	$(562)	$184	$326	$405	$(674)	$(826)
Net realized gain (loss) on investments	6,045	91	232	13,405	10,757	566	1,992
Change in net unrealized appreciation (depreciation) on investments	13,203	44,462	(102)	16,565	10,955	48,344	44,262

Net increase (decrease) in net assets resulting from operations	19,891	43,991	314	30,296	22,117	48,236	45,428

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	405,724	900	72,153	20,650
Contract maintenance charges	(186)	-	(54)	(481)	(1,205)	(466)	(1,325)
Contract owners' benefits	-	-	(258)	(5,239)	-	(308)	(476)
Net transfers (to) from the Company and/or Subaccounts	2,263	(8)	161	20	(9,320)	(3,893)	3,977

Increase (decrease) in net assets resulting from Contract transactions	2,077	(8)	(151)	400,024	(9,625)	67,486	22,826

Total increase (decrease) in net assets	21,968	43,983	163	430,320	12,492	115,722	68,254

NET ASSETS:
Beginning of period	93,723	101,981	3,954	121,572	186,000	149,921	241,158

End of period	$115,691	$145,964	$4,117	$551,892	$198,492	$265,643	$309,412

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$640	$1,154	$(76)	$7,272	$2,960	$10,909	$2,129
Net realized gain (loss) on investments	3,180	594	810	62,055	49	43,954	296
Change in net unrealized appreciation (depreciation) on investments	9,754	34,126	5,367	(12,381)	17,248	20,306	17,050

Net increase (decrease) in net assets resulting from operations	13,574	35,874	6,101	56,946	20,257	75,169	19,475

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	600	-	10,458	55,892	42,314	-
Contract maintenance charges	(1,518)	(1,387)	(18)	(1,907)	-	(276)	(1,565)
Contract owners' benefits	-	(6,668)	-	-	-	(725)	(4,239)
Net transfers (to) from the Company and/or Subaccounts	(1)	(4,483)	(1)	156,268	(1)	151	617

Increase (decrease) in net assets resulting from Contract transactions	(1,519)	(11,938)	(19)	164,819	55,891	41,464	(5,187)

Total increase (decrease) in net assets	12,055	23,936	6,082	221,765	76,148	116,633	14,288

NET ASSETS:
Beginning of period	126,732	199,476	14,867	356,507	144,664	755,761	233,733

End of period	$138,787	$223,412	$20,949	$578,272	$220,812	$872,394	$248,021

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,225	$618	$132	$1,762	$700	$147	$7,040
Net realized gain (loss) on investments	(790)	9,130	4,212	(1,276)	-	2,690	(28)
Change in net unrealized appreciation (depreciation) on investments	2,691	(1,690)	5,318	39,062	-	(1,837)	158

Net increase (decrease) in net assets resulting from operations	3,126	8,058	9,662	39,548	700	1,000	7,170

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,203	-	-	38,383	-	1,800	83,839
Contract maintenance charges	-	(154)	(127)	(1,237)	(124)	(70)	(91)
Contract owners' benefits	(10,136)	-	(8,255)	(100)	(610)	-	(255)
Net transfers (to) from the Company and/or Subaccounts	-	(1)	16	(6,182)	(30,361)	(19,519)	31,083

Increase (decrease) in net assets resulting from Contract transactions	67	(155)	(8,366)	30,864	(31,095)	(17,789)	114,576

Total increase (decrease) in net assets	3,193	7,903	1,296	70,412	(30,395)	(16,789)	121,746

NET ASSETS:
Beginning of period	77,068	67,819	46,081	213,631	45,479	16,789	21,306

End of period	$80,261	$75,722	$47,377	$284,043	$15,084	$-	$143,052

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$315	$4,615	$21	$364	$(52)	$14,101	$12,725
Net realized gain (loss) on investments	2,714	156	220	2,812	7,934	34	(50)
Change in net unrealized appreciation (depreciation) on investments	9,049	305	-	(2,432)	-	17,200	7,270

Net increase (decrease) in net assets resulting from operations	12,078	5,076	241	744	7,882	31,335	19,945

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,000	4,215	-	-	142,126	2,100
Contract maintenance charges	(1,003)	(352)	-	-	(45)	(40)	(1,526)
Contract owners' benefits	-	-	-	-	-	(2,423)	(12,094)
Net transfers (to) from the Company and/or Subaccounts	-	(24,516)	(4,456)	(1)	(7,837)	9,207	90,321

Increase (decrease) in net assets resulting from Contract transactions	(1,003)	(21,868)	(241)	(1)	(7,882)	148,870	78,801

Total increase (decrease) in net assets	11,075	(16,792)	-	743	-	180,205	98,746

NET ASSETS:
Beginning of period	84,976	125,161	-	19,545	-	171,197	191,573

End of period	$96,051	$108,369	$-	$20,288	$-	$351,402	$290,319

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Long- Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short- Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$58	$11,616	$11,429	$24,745	$41,223	$594	$312
Net realized gain (loss) on investments	-	(42)	98	-	(1,333)	469	6,794
Change in net unrealized appreciation (depreciation) on investments	45	4,739	2,759	6,980	30,418	3,057	9,937

Net increase (decrease) in net assets resulting from operations	103	16,313	14,286	31,725	70,308	4,120	17,043

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	41,300	41,300	365,494	80,388	-	-
Contract maintenance charges	(18)	(2,331)	(2,383)	(2,512)	(9,253)	(543)	(705)
Contract owners' benefits	-	(807)	(896)	(7,845)	(26,967)	(2,590)	-
Net transfers (to) from the Company and/or Subaccounts	-	(11,149)	(658)	(17,723)	21,250	1,475	1,024

Increase (decrease) in net assets resulting from Contract transactions	(18)	27,013	37,363	337,414	65,418	(1,658)	319

Total increase (decrease) in net assets	85	43,326	51,649	369,139	135,726	2,462	17,362

NET ASSETS:
Beginning of period	2,852	329,841	414,570	435,216	1,259,762	38,802	67,620

End of period	$2,937	$373,167	$466,219	$804,355	$1,395,488	$41,264	$84,982

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$106,790	$97,558	$9,507	$5,338	$6,441	$(176)	$(284)
Net realized gain (loss) on investments	4	52,811	(3,819)	(7,312)	62	7,619	1,887
Change in net unrealized appreciation (depreciation) on investments	-	1,884,355	49,081	61,650	79,061	17,086	28,785

Net increase (decrease) in net assets resulting from operations	106,794	2,034,724	54,769	59,676	85,564	24,529	30,388

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,598,821	332,075	70,523	127,449	-	5,058	-
Contract maintenance charges	(2,903)	(33,136)	(5,973)	(1,570)	(3,076)	(199)	(140)
Contract owners' benefits	(542,158)	(364,167)	(184,637)	(2,192)	(548)	(222)	-
Net transfers (to) from the Company and/or Subaccounts	(124,156)	114,556	127	(51,453)	(8)	(402)	(14,333)

Increase (decrease) in net assets resulting from Contract transactions	929,604	49,328	(119,960)	72,234	(3,632)	4,235	(14,473)

Total increase (decrease) in net assets	1,036,398	2,084,052	(65,191)	131,910	81,932	28,764	15,915

NET ASSETS:
Beginning of period	1,825,399	7,937,677	586,350	367,270	502,537	84,055	66,584

End of period	$2,861,797	$10,021,729	$521,159	$499,180	$584,469	$112,819	$82,499

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(733)	$8,435	$1,645	$1,270	$(122)	$9,932
Net realized gain (loss) on investments	10,995	1,220	1,957	7	(12)	(406)
Change in net unrealized appreciation (depreciation) on investments	(2,766)	47,665	4,964	7,137	963	8,451

Net increase (decrease) in net assets resulting from operations	7,496	57,320	8,566	8,414	829	17,977

CONTRACT TRANSACTIONS:
Contract owners' net payments	70,970	-	900	-	-	178,670
Contract maintenance charges	(1,331)	(4,011)	(197)	-	-	(296)
Contract owners' benefits	(13,454)	(265)	(8,135)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	5,840	(77)	(12,857)	(1)	-	(32,160)

Increase (decrease) in net assets resulting from Contract transactions	62,025	(4,353)	(20,289)	(1)	-	146,214

Total increase (decrease) in net assets	69,521	52,967	(11,723)	8,413	829	164,191

NET ASSETS:
Beginning of period	246,503	383,448	70,172	41,618	33,149	136,069

End of period	$316,024	$436,415	$58,449	$50,031	$33,978	$300,260

Note: Totals may not appear to foot/crossfoot due to rounding.

     (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$125	$(1,611)	$868	$(589)	$6,609	$6,660	$94
Net realized gain (loss) on investments	7,857	77,595	18,972	79,403	53,808	42,179	9,880
Change in net unrealized appreciation (depreciation) on investments	(12,238)	(174,658)	(25,079)	(130,901)	(133,528)	(49,761)	(33,338)

Net increase (decrease) in net assets resulting from operations	(4,256)	(98,674)	(5,239)	(52,087)	(73,111)	(922)	(23,364)

CONTRACT TRANSACTIONS:
Contract owners' net payments	45,175	179,641	101,439	213,157	150,000	23,975	57,846
Contract maintenance charges	(1)	(1,377)	(133)	(160)	(1,131)	(1,305)	-
Contract owners' benefits	(1,591)	(1,756)	(614)	(1,521)	(4,670)	(750)	(1,507)
Net transfers (to) from the Company and/or Subaccounts	(72,725)	343,093	4	(16,127)	424	342,662	162

Increase (decrease) in net assets resulting from Contract transactions	(29,142)	519,601	100,696	195,349	144,623	364,582	56,501

Total increase (decrease) in net assets	(33,398)	420,927	95,457	143,262	71,512	363,660	33,137

NET ASSETS:
Beginning of period	73,306	263,854	42,312	2,366	426,245	-	72,640

End of period	$39,908	$684,781	$137,769	$145,628	$497,757	$363,660	$105,777

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(192)	$(1,528)	$3,736	$187	$713	$12,039	$17,909
Net realized gain (loss) on investments	10,789	53,010	42,027	(2,616)	(1,524)	3,626	(21)
Change in net unrealized appreciation (depreciation) on investments	(28,354)	(233,028)	(133,472)	192	(18,718)	(45,860)	(43,226)

Net increase (decrease) in net assets resulting from operations	(17,757)	(181,546)	(87,709)	(2,237)	(19,529)	(30,195)	(25,338)

CONTRACT TRANSACTIONS:
Contract owners' net payments	76,776	137,808	297,692	16,922	41,579	102,124	199,271
Contract maintenance charges	-	(165)	(3,388)	(25)	(127)	(2,005)	(1,198)
Contract owners' benefits	(1,521)	(58,607)	(41,903)	(10,185)	(20,189)	(269)	(589)
Net transfers (to) from the Company and/or Subaccounts	(38,975)	(40,086)	367	(301)	34,351	257,608	280,828

Increase (decrease) in net assets resulting from Contract transactions	36,280	38,950	252,768	6,411	55,614	357,458	478,312

Total increase (decrease) in net assets	18,523	(142,596)	165,059	4,174	36,085	327,263	452,974

NET ASSETS:
Beginning of period	66,634	557,594	300,960	12,534	57,746	156,932	83,514

End of period	$85,157	$414,998	$466,019	$16,708	$93,831	$484,195	$536,488

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,575	$2,215	$5,244	$(8)	$(508)	$(94)	$(19)
Net realized gain (loss) on investments	21,186	5,376	37,947	148	14,375	(3,724)	(37)
Change in net unrealized appreciation (depreciation) on investments	(40,481)	(44,512)	(36,051)	(936)	(81,816)	(6,019)	(792)

Net increase (decrease) in net assets resulting from operations	(14,720)	(36,921)	7,140	(796)	(67,949)	(9,837)	(848)

CONTRACT TRANSACTIONS:
Contract owners' net payments	274,223	234,344	121,449	-	7,576	5,508	-
Contract maintenance charges	(234)	(136)	(1,299)	(30)	(777)	(25)	(55)
Contract owners' benefits	(42,898)	-	(378)	-	-	(7,640)	(263)
Net transfers (to) from the Company and/or Subaccounts	(77,410)	26,961	337,659	5,203	35,342	(1,072)	34

Increase (decrease) in net assets resulting from Contract transactions	153,681	261,169	457,431	5,173	42,141	(3,229)	(284)

Total increase (decrease) in net assets	138,961	224,248	464,571	4,377	(25,808)	(13,066)	(1,132)

NET ASSETS:
Beginning of period	195,874	96,776	26,376	-	235,577	31,814	5,022

End of period	$334,835	$321,024	$490,947	$4,377	$209,769	$18,748	$3,890

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,144	$101	$(66)	$1,254	$10,236	$3,460	$333
Net realized gain (loss) on investments	437	(4)	(400)	145	78,602	59	823
Change in net unrealized appreciation (depreciation) on investments	(23,558)	(2,706)	(2,717)	(22,353)	(381,653)	(38,907)	6,444

Net increase (decrease) in net assets resulting from operations	(19,977)	(2,609)	(3,183)	(20,954)	(292,815)	(35,388)	7,600

CONTRACT TRANSACTIONS:
Contract owners' net payments	31,879	-	8,813	-	-	258,935	9,750
Contract maintenance charges	(159)	-	(41)	(518)	(4,364)	(1,278)	(90)
Contract owners' benefits	(262)	-	(20,828)	-	(10,347)	(8,244)	-
Net transfers (to) from the Company and/or Subaccounts	92,859	(1)	6,205	61,032	155,273	(23,744)	(5,275)

Increase (decrease) in net assets resulting from Contract transactions	124,317	(1)	(5,851)	60,514	140,562	225,669	4,385

Total increase (decrease) in net assets	104,340	(2,610)	(9,034)	39,560	(152,253)	190,281	11,985

NET ASSETS:
Beginning of period	4,996	39,574	23,209	124,576	1,560,251	109,919	5,998

End of period	$109,336	$36,964	$14,175	$164,136	$1,407,998	$300,200	$17,983

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,139	$1,702	$(298)	$53	$10,185	$7,020	$(222)
Net realized gain (loss) on investments	6,159	398	3,683	(1)	(206)	16,847	48,136
Change in net unrealized appreciation (depreciation) on investments	(65,587)	(8,235)	(11,053)	(2,848)	(113,000)	(75,344)	(113,620)

Net increase (decrease) in net assets resulting from operations	(56,289)	(6,135)	(7,668)	(2,796)	(103,021)	(51,477)	(65,706)

CONTRACT TRANSACTIONS:
Contract owners' net payments	190,036	100,000	58,804	87,213	169,094	63,206	220,235
Contract maintenance charges	(1,220)	(872)	-	-	(1,247)	(1,874)	(2,316)
Contract owners' benefits	(7,057)	(3,640)	-	-	(5,854)	(1,208)	(216)
Net transfers (to) from the Company and/or Subaccounts	111	(440)	-	-	(67,499)	(938)	(108,928)

Increase (decrease) in net assets resulting from Contract transactions	181,870	95,048	58,804	87,213	94,494	59,186	108,775

Total increase (decrease) in net assets	125,581	88,913	51,136	84,417	(8,527)	7,709	43,069

NET ASSETS:
Beginning of period	210,355	10,003	66,924	-	576,590	353,298	514,896

End of period	$335,936	$98,916	$118,060	$84,417	$568,063	$361,007	$557,965

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,314)	$24	$867	$526	$(539)	$209	$559
Net realized gain (loss) on investments	26,724	(34)	200	2,318	62,555	1	15,485
Change in net unrealized appreciation (depreciation) on investments	(171,290)	(773)	2,566	(4,636)	(130,652)	(557)	(27,017)

Net increase (decrease) in net assets resulting from operations	(145,880)	(783)	3,633	(1,792)	(68,636)	(347)	(10,973)

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,378	-	1,832	95,517	-	7,327	75,216
Contract maintenance charges	-	(42)	-	-	-	(60)	(353)
Contract owners' benefits	(520)	(204)	-	-	-	(286)	(1,070)
Net transfers (to) from the Company and/or Subaccounts	70,081	96	(1,808)	(2)	8	(7,760)	(206)

Increase (decrease) in net assets resulting from Contract transactions	74,939	(150)	24	95,515	8	(779)	73,587

Total increase (decrease) in net assets	(70,941)	(933)	3,657	93,723	(68,628)	(1,126)	62,614

NET ASSETS:
Beginning of period	359,090	4,014	73,893	-	170,609	5,080	58,958

End of period	$288,149	$3,081	$77,550	$93,723	$101,981	$3,954	$121,572

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,098	$(338)	$(639)	$228	$(137)	$(50)	$4,171
Net realized gain (loss) on investments	30,831	25,705	(10,477)	19,104	2,054	2,903	11,036
Change in net unrealized appreciation (depreciation) on investments	(51,013)	(55,327)	(23,771)	(34,294)	(27,430)	(7,136)	(7,784)

Net increase (decrease) in net assets resulting from operations	(19,084)	(29,960)	(34,887)	(14,962)	(25,513)	(4,283)	7,423

CONTRACT TRANSACTIONS:
Contract owners' net payments	21,597	137,511	11,016	-	201,994	16,513	237,264
Contract maintenance charges	(971)	(115)	(661)	(1,188)	(805)	(11)	(1,210)
Contract owners' benefits	(9,427)	-	(20,432)	-	(4,639)	-	-
Net transfers (to) from the Company and/or Subaccounts	(28,547)	42,485	122,747	(1)	212	1,494	-

Increase (decrease) in net assets resulting from Contract transactions	(17,348)	179,881	112,670	(1,189)	196,762	17,996	236,054

Total increase (decrease) in net assets	(36,432)	149,921	77,783	(16,151)	171,249	13,713	243,477

NET ASSETS:
Beginning of period	222,432	-	163,375	142,883	28,227	1,154	113,030

End of period	$186,000	$149,921	$241,158	$126,732	$199,476	$14,867	$356,507

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,280	$9,393	$6,156	$1,208	$620	$453	$208
Net realized gain (loss) on investments	11,747	103,985	(204)	(14)	6,502	19,261	26,945
Change in net unrealized appreciation (depreciation) on investments	(32,555)	(105,132)	(67,690)	(10,113)	(14,389)	(27,688)	(34,459)

Net increase (decrease) in net assets resulting from operations	(19,528)	8,246	(61,738)	(8,919)	(7,267)	(7,974)	(7,306)

CONTRACT TRANSACTIONS:
Contract owners' net payments	164,190	743,214	201,362	6,146	75,216	4,610	17,846
Contract maintenance charges	-	(57)	(1,404)	-	(129)	(89)	(581)
Contract owners' benefits	-	(275)	(3,262)	(587)	-	(425)	-
Net transfers (to) from the Company and/or Subaccounts	2	(355)	1,050	4	(1)	18,397	170,351

Increase (decrease) in net assets resulting from Contract transactions	164,192	742,527	197,746	5,563	75,086	22,493	187,616

Total increase (decrease) in net assets	144,664	750,773	136,008	(3,356)	67,819	14,519	180,310

NET ASSETS:
Beginning of period	-	4,988	97,725	80,424	-	31,562	33,321

End of period	$144,664	$755,761	$233,733	$77,068	$67,819	$46,081	$213,631

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO High Yield Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$463	$139	$932	$729	$3,586	$(24)	$2,044
Net realized gain (loss) on investments	-	1	11	11,297	-	(1)	(718)
Change in net unrealized appreciation (depreciation) on investments	-	1,837	(4,182)	(23,961)	(2,784)	(508)	(7,975)

Net increase (decrease) in net assets resulting from operations	463	1,977	(3,239)	(11,935)	802	(533)	(6,649)

CONTRACT TRANSACTIONS:
Contract owners' net payments	46,963	14,814	-	-	124,362	20,077	137,204
Contract maintenance charges	(155)	(2)	(56)	(1,013)	(3)	-	(7)
Contract owners' benefits	(1,792)	-	(266)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	-	(44)	1	-	1	(30,122)

Increase (decrease) in net assets resulting from Contract transactions	45,016	14,812	(366)	(1,012)	124,359	20,078	107,075

Total increase (decrease) in net assets	45,479	16,789	(3,605)	(12,947)	125,161	19,545	100,426

NET ASSETS:
Beginning of period	-	-	24,911	97,923	-	-	70,771

End of period	$45,479	$16,789	$21,306	$84,976	$125,161	$19,545	$171,197

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,579	$14	$3,891	$15,054	$4,118	$27,020	$284
Net realized gain (loss) on investments	(80)	-	(615)	(33)	374	(130)	888
Change in net unrealized appreciation (depreciation) on investments	(16,346)	(37)	(10,640)	(37,987)	(1,104)	(221,858)	(9,513)

Net increase (decrease) in net assets resulting from operations	(10,847)	(23)	(7,364)	(22,966)	3,388	(194,968)	(8,341)

CONTRACT TRANSACTIONS:
Contract owners' net payments	192,267	2,879	-	89,714	27,275	244,846	-
Contract maintenance charges	(877)	(4)	(1,317)	(1,263)	(1,378)	(8,037)	(549)
Contract owners' benefits	(8,428)	-	-	-	-	(4,382)	(2,617)
Net transfers (to) from the Company and/or Subaccounts	19,458	-	242,680	321,281	383,226	96,488	427

Increase (decrease) in net assets resulting from Contract transactions	202,420	2,875	241,363	409,732	409,123	328,915	(2,739)

Total increase (decrease) in net assets	191,573	2,852	233,999	386,766	412,511	133,947	(11,080)

NET ASSETS:
Beginning of period	-	-	95,842	27,804	22,705	1,125,815	49,882

End of period	$191,573	$2,852	$329,841	$414,570	$435,216	$1,259,762	$38,802

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(138)	$19,342	$56,465	$7,982	$5,068	$7,080	$(296)
Net realized gain (loss) on investments	1,139	-	48,126	11,461	7,677	12,916	4,609
Change in net unrealized appreciation (depreciation) on investments	(8,332)	-	(1,221,797)	(92,670)	(84,243)	(127,520)	(19,387)

Net increase (decrease) in net assets resulting from operations	(7,331)	19,342	(1,117,206)	(73,227)	(71,498)	(107,524)	(15,074)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	4,218,862	3,739,169	176,082	-	-	95,293
Contract maintenance charges	(669)	(2,586)	(24,915)	(4,732)	(921)	(2,429)	(163)
Contract owners' benefits	-	-	(22,046)	(3,011)	-	(610)	(197)
Net transfers (to) from the Company and/or Subaccounts	1	(3,387,651)	276,683	171	7	13	224

Increase (decrease) in net assets resulting from Contract transactions	(668)	828,625	3,968,891	168,510	(914)	(3,026)	95,157

Total increase (decrease) in net assets	(7,999)	847,967	2,851,685	95,283	(72,412)	(110,550)	80,083

NET ASSETS:
Beginning of period	75,619	977,432	5,085,992	491,067	439,682	613,087	3,972

End of period	$67,620	$1,825,399	$7,937,677	$586,350	$367,270	$502,537	$84,055

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(192)	$(412)	$5,356	$268	$1,085	$(162)	$2,506
Net realized gain (loss) on investments	3,662	4,072	7,781	928	(12)	693	(4)
Change in net unrealized appreciation (depreciation) on investments	(29,807)	1,334	(100,891)	(2,986)	(4,702)	(1,715)	(6,164)

Net increase (decrease) in net assets resulting from operations	(26,337)	4,994	(87,754)	(1,790)	(3,629)	(1,184)	(3,662)

CONTRACT TRANSACTIONS:
Contract owners' net payments	14,676	29,696	-	65,700	-	-	120,056
Contract maintenance charges	(103)	(765)	(3,058)	(69)	-	-	(3)
Contract owners' benefits	-	(595)	(254)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	43,494	155,534	196	487	1	(54,506)	(113)

Increase (decrease) in net assets resulting from Contract transactions	58,067	183,870	(3,116)	66,118	1	(54,506)	119,940

Total increase (decrease) in net assets	31,730	188,864	(90,870)	64,328	(3,628)	(55,690)	116,278

NET ASSETS:
Beginning of period	34,854	57,639	474,318	5,844	45,246	88,839	19,791

End of period	$66,584	$246,503	$383,448	$70,172	$41,618	$33,149	$136,069

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The PLAIC Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on February 5, 2021, and exists in accordance with the regulations of the New York State Department of Financial Services. The Company is a wholly owned subsidiary of Protective Life Insurance Company ("PLICO"). PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory NY Variable Annuity
Schwab Genesis NY Variable Annuity

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 91 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital World Growth and Income Fund, Class 4 (a)

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III (a)

BlackRock Global Allocation V.I. Fund, Class III (a)

BlackRock International V.I. Fund, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II (a)

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2 (a)

Empower Bond Index Fund, Investor Class (a)

Fidelity VIP Asset Manager Portfolio, Service Class 2 (a)

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2 (a)

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2 (a)

Franklin DynaTech VIP Fund

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2 (a)

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares (a)

Goldman Sachs VIT Mid Cap Value Fund, Service Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

Goldman Sachs VIT Strategic Growth Fund, Service Shares

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II (a)

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II (a)

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I (a)

Janus Henderson Overseas Fund, Class S (a)

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Fundamental Equity Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio (a)

Morgan Stanley VIF Global Franchise Portfolio, Class II (a)

Morgan Stanley VIF Global Infrastructure Portfolio (a)

Morgan Stanley VIF Growth Portfolio (a)

PIMCO High Yield Portfolio, Advisor Class

PIMCO Income Portfolio (a)

PIMCO Long-Term U.S. Government Portfolio, Advisor Class (a)

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Western Asset Core Plus VIT Portfolio, Class II

(a) See Subaccount Changes tables below

Subaccount Changes:
During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Inv	Empower Bond Index Fund, Investor Class	August 1, 2022
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	April 29, 2022
Invesco V.I. International Growth Fund II	Invesco V.I. EQV International Equity Fund, Series II	April 29, 2022

During 2023 or 2022, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Funds IS Capital World Growth and Income Fund, Class 4	April 29, 2022
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	June 1, 2023
BlackRock Global Allocation V.I. Fund, Class III	August 15, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class II	April 29, 2022
Columbia VP Strategic Income Fund, Class 2	August 15, 2023
Fidelity VIP Asset Manager Portfolio, Service Class 2	February 23, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	November 18, 2022
Fidelity VIP Value Strategies Portfolio, Service Class 2	November 18, 2022
Franklin Small-Mid Cap Growth VIP Fund, Class 2	February 9, 2022
Invesco V.I. Conservative Balanced Fund, Series II	March 31, 2022
Invesco V.I. Growth and Income Fund, Series II	February 9, 2022
Invesco V.I. U.S. Government Money Portfolio, Series I	July 21, 2022
Janus Henderson Overseas Fund, Class S	September 22, 2022
Lord Abbett Series Fund Short Duration Income Portfolio	September 22, 2022
Morgan Stanley VIF Global Franchise Portfolio, Class II	June 1, 2023
Morgan Stanley VIF Global Infrastructure Portfolio	September 19, 2022
Morgan Stanley VIF Growth Portfolio	April 21, 2023
PIMCO Income Portfolio	January 18, 2022
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	October 3, 2022

During 2023, the following Subaccount was closed:

Subaccount Name	Date of Closure
Morgan Stanley VIF Global Franchise Portfolio, Class II	September 18, 2023

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales
AB VPS Discovery Value Portfolio, Class B	$52,948		$10,930
AB VPS Large Cap Growth Portfolio, Class B	241,902		148,280
AB VPS Relative Value Portfolio, Class B	288,922		12,689
AB VPS Small Cap Growth Portfolio, Class B	235		9,950
American Funds IS Asset Allocation Fund, Class 4	96,220		13,887
American Funds IS Capital World Growth and Income Fund, Class 4	79,337		5,655
American Funds IS Global Growth Fund, Class 4	231,812		3,642
American Funds IS Global Small Capitalization Fund, Class 4	148,780		125,853
American Funds IS Growth Fund, Class 4	345,113		5,031
American Funds IS Growth-Income Fund, Class 4	46,130		6,955
American Funds IS International Fund, Class 4	55,748		619
American Funds IS New World Fund, Class 4	34,519		16,209
American Funds IS The Bond Fund of America, Class 4	156,097		35,240
American Funds IS U.S. Government Securities Fund, Class 4	121,871		31,618
American Funds IS Washington Mutual Investors Fund, Class 4	241,432		291,516
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	8,592		12
BlackRock Global Allocation V.I. Fund, Class III	28,668		22
BlackRock International V.I. Fund, Class I	135,013		93,636
ClearBridge Variable Dividend Strategy Portfolio, Class II	165,339		11,323
ClearBridge Variable Large Cap Growth Portfolio, Class II	48		819
ClearBridge Variable Mid Cap Portfolio, Class II	2,429		1,460
ClearBridge Variable Small Cap Growth Portfolio, Class II	98,070		328
Columbia VP Balanced Fund, Class 2	0	*	577
Columbia VP Intermediate Bond Fund, Class 2	136,892		807
Columbia VP Limited Duration Credit Fund, Class 2	1,159		95
Columbia VP Select Mid Cap Value Fund, Class 2	142,135		1,481
Columbia VP Strategic Income Fund, Class 2	55,892		44
Empower Bond Index Fund, Investor Class	5,140		37,758
Fidelity VIP Asset Manager Portfolio, Service Class 2	421,564		4,040
Fidelity VIP Balanced Portfolio, Service Class 2	128,075		431,064
Fidelity VIP Bond Index Portfolio	479,010		14,592
Fidelity VIP Energy Portfolio, Service Class 2	626		13,659
Fidelity VIP Extended Market Index Portfolio, Service Class 2	137,057		69,663
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	3,719		8,820
Fidelity VIP Health Care Portfolio, Service Class 2	4		412
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	38,840		54,162
Fidelity VIP International Index Portfolio, Service Class 2	214,878		71,155
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	363,925		26,632
Fidelity VIP Mid Cap Portfolio, Service Class 2	26,723		30,769
Fidelity VIP Technology Portfolio, Initial Class	21,370		12,453
Fidelity VIP Total Market Index Portfolio	317,787		1,348
Fidelity VIP Utilities Portfolio, Initial Class	3,768		334
Fidelity VIP Value Strategies Portfolio, Service Class 2	58,141		51,606

* The Subaccount has dollars that round to less than one.

Subaccount	Purchases	Sales
Franklin DynaTech VIP Fund	$4	$572
Franklin Income VIP Fund, Class 2	607	330
Franklin Rising Dividends VIP Fund, Class 2	420,103	6,547
Franklin Small Cap Value VIP Fund, Class 2	12,914	11,304
Franklin Small-Mid Cap Growth VIP Fund, Class 2	120,455	53,633
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	26,648	2,631
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	4,217	1,840
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	43,546	54,330
Goldman Sachs VIT Strategic Growth Fund, Service Shares	801	95
Invesco V.I. Comstock Fund, Series II	281,447	47,752
Invesco V.I. Conservative Balanced Fund, Series II	59,582	730
Invesco V.I. Equity and Income Fund, Series II	100,718	4,536
Invesco V.I. Global Real Estate Fund, Series II	3,169	6,225
Invesco V.I. Government Securities Fund, Series II	11,623	10,331
Invesco V.I. Growth and Income Fund, Series II	10,041	469
Invesco V.I. Main Street Fund, Series II	3,966	8,545
Invesco V.I. Main Street Small Cap Fund, Series II	44,677	12,049
Invesco V.I. U.S. Government Money Portfolio, Series I	742	31,137
Janus Henderson Overseas Fund, Class S	1,981	19,623
Lord Abbett Series Fund Bond Debenture Portfolio	122,113	497
Lord Abbett Series Fund Fundamental Equity Portfolio	3,232	1,224
Lord Abbett Series Fund Short Duration Income Portfolio	60,122	77,375
Morgan Stanley VIF Global Franchise Portfolio, Class II	4,477	4,457
Morgan Stanley VIF Global Infrastructure Portfolio	3,266	89
Morgan Stanley VIF Growth Portfolio	52,048	59,982
PIMCO High Yield Portfolio, Advisor Class	166,095	3,124
PIMCO Income Portfolio	120,247	28,720
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	65	25
PIMCO Low Duration Portfolio, Advisor Class	59,417	20,788
PIMCO Real Return Portfolio, Advisor Class	135,007	86,215
PIMCO Short-Term Portfolio, Advisor Class	406,885	44,727
PIMCO Total Return Portfolio, Advisor Class	167,088	60,442
Protective Life Dynamic Allocation Series Conservative Portfolio	3,035	3,313
Royce Capital Fund Small Cap Portfolio, Service Class	8,321	913
Schwab Government Money Market Portfolio	2,281,250	1,250,405
Schwab S&P 500 Index Fund	1,138,888	991,977
Schwab VIT Balanced Portfolio	82,240	192,690
Schwab VIT Balanced with Growth Portfolio	134,031	56,457
Schwab VIT Growth Portfolio	8,373	5,560
T. Rowe Price All-Cap Opportunities Portfolio	12,748	1,258
T. Rowe Price Blue Chip Growth Portfolio, Class II	1	14,759
T. Rowe Price Health Sciences Portfolio, Class II	88,431	15,450
T. Rowe Price Moderate Allocation Portfolio	10,641	5,375
Templeton Developing Markets VIP Fund, Class 2	50,229	68,807
Templeton Foreign VIP Fund, Class 2	1,479	209
Templeton Global Bond VIP Fund, Class 2	1	123
Western Asset Core Plus VIT Portfolio, Class II	211,861	55,714

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class B	4,244	1,056	3,188	4,325		5,566		(1,241)
AB VPS Large Cap Growth Portfolio, Class B	15,935	12,884	3,051	52,981		310		52,671
AB VPS Relative Value Portfolio, Class B	21,447	1,007	20,440	8,739		66		8,673
AB VPS Small Cap Growth Portfolio, Class B	35	1,250	(1,215)	23,771		2,344		21,427
American Funds IS Asset Allocation Fund, Class 4	5,715	1,032	4,683	13,081		602		12,479
American Funds IS Capital World Growth and Income Fund, Class 4	6,089	395	5,694	34,447		201		34,246
American Funds IS Global Growth Fund, Class 4	20,192	281	19,911	4,574		162		4,412
American Funds IS Global Small Capitalization Fund, Class 4	15,631	13,238	2,393	8,198		3,747		4,451
American Funds IS Growth Fund, Class 4	26,971	184	26,787	12,017		9,226		2,791
American Funds IS Growth-Income Fund, Class 4	962	436	526	22,561		4,093		18,468
American Funds IS International Fund, Class 4	5,592	45	5,547	1,839		1,093		746
American Funds IS New World Fund, Class 4	3,337	1,551	1,786	7,455		2,195		5,260
American Funds IS The Bond Fund of America, Class 4	15,425	3,821	11,604	39,980		299		39,681
American Funds IS U.S. Government Securities Fund, Class 4	11,772	3,583	8,189	52,851		189		52,662
American Funds IS Washington Mutual Investors Fund, Class 4	16,867	21,374	(4,507)	21,291		9,086		12,205
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	845	-	845	-		-		-
BlackRock Global Allocation V.I. Fund, Class III	3,002	-	3,002	-		-		-
BlackRock International V.I. Fund, Class I	15,166	10,678	4,488	34,208		2,010		32,198
ClearBridge Variable Dividend Strategy Portfolio, Class II	6,153	827	5,326	40,902		143		40,759
ClearBridge Variable Large Cap Growth Portfolio, Class II	1	89	(88)	522		4		518
ClearBridge Variable Mid Cap Portfolio, Class II	88	69	19	3,832		569		3,263
ClearBridge Variable Small Cap Growth Portfolio, Class II	10,109	9	10,100	576		994		(418)
Columbia VP Balanced Fund, Class 2	-	54	(54)	4		32		(28)
Columbia VP Intermediate Bond Fund, Class 2	15,887	37	15,850	17,469		3,748		13,721
Columbia VP Limited Duration Credit Fund, Class 2	-	-	-	0	*	0	*	(0)*
Columbia VP Select Mid Cap Value Fund, Class 2	12,655	110	12,545	1,396		2,031		(635)
Columbia VP Strategic Income Fund, Class 2	6,122	-	6,122	-		-		-

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Empower Bond Index Fund, Investor Class	245	4,407	(4,162)	6,801	61		6,740
Fidelity VIP Asset Manager Portfolio, Service Class 2	43,506	325	43,181	-	-		-
Fidelity VIP Balanced Portfolio, Service Class 2	4,985	43,270	(38,285)	21,588	7,072		14,516
Fidelity VIP Bond Index Portfolio	52,917	1,466	51,451	31,930	8,290		23,640
Fidelity VIP Energy Portfolio, Service Class 2	24	739	(715)	446	344		102
Fidelity VIP Extended Market Index Portfolio, Service Class 2	13,973	7,652	6,321	20,272	661		19,611
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	24	869	(845)	11,142	525		10,617
Fidelity VIP Health Care Portfolio, Service Class 2	-	-	-	6,164	0	*	6,164
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	3,822	5,378	(1,556)	9,795	-		9,795
Fidelity VIP International Index Portfolio, Service Class 2	20,952	7,360	13,592	17,095	7,161		9,934
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	39,547	2,889	36,658	5,823	446		5,377
Fidelity VIP Mid Cap Portfolio, Service Class 2	623	2,351	(1,728)	16,938	6,849		10,089
Fidelity VIP Technology Portfolio, Initial Class	815	883	(68)	7,055	47		7,008
Fidelity VIP Total Market Index Portfolio	28,020	106	27,914	10	24		(14)
Fidelity VIP Utilities Portfolio, Initial Class	-	-	-	137	137		-
Fidelity VIP Value Strategies Portfolio, Service Class 2	5,226	4,969	257	9,872	0	*	9,872
Franklin DynaTech VIP Fund	-	-	-	4	3		1
Franklin Income VIP Fund, Class 2	13	26	(13)	627	697		(70)
Franklin Rising Dividends VIP Fund, Class 2	31,277	442	30,835	5,875	135		5,740
Franklin Small Cap Value VIP Fund, Class 2	76	788	(712)	1,784	2,803		(1,019)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	13,316	5,765	7,551	18,817	16		18,801
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	2,454	185	2,269	18,494	5,313		13,181
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	-	113	(113)	2	93		(91)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	4,411	5,674	(1,263)	20,559	600		19,959
Goldman Sachs VIT Strategic Growth Fund, Service Shares	-	2	(2)	1,607	1		1,606
Invesco V.I. Comstock Fund, Series II	13,184	2,832	10,352	15,735	84		15,651
Invesco V.I. Conservative Balanced Fund, Series II	5,850	-	5,850	16,107	-		16,107
Invesco V.I. Equity and Income Fund, Series II	3,287	80	3,207	61,950	56		61,894
Invesco V.I. Global Real Estate Fund, Series II	29	541	(512)	15,604	436		15,168
Invesco V.I. Government Securities Fund, Series II	1,165	1,170	(5)	677	64		613

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Invesco V.I. Growth and Income Fund, Series II	-	11	(11)	4,930		11		4,919
Invesco V.I. Main Street Fund, Series II	5	695	(690)	1,994		38		1,956
Invesco V.I. Main Street Small Cap Fund, Series II	4,212	1,236	2,976	19,293		207		19,086
Invesco V.I. U.S. Government Money Portfolio, Series I	-	3,079	(3,079)	4,711		195		4,516
Janus Henderson Overseas Fund, Class S	178	1,955	(1,777)	1,777		0	*	1,777
Lord Abbett Series Fund Bond Debenture Portfolio	12,118	37	12,081	0	*	38		(38)
Lord Abbett Series Fund Fundamental Equity Portfolio	-	79	(79)	1		82		(81)
Lord Abbett Series Fund Short Duration Income Portfolio	5,671	7,964	(2,293)	13,198		0	*	13,198
Morgan Stanley VIF Global Franchise Portfolio, Class II	436	436	-	-		-		-
Morgan Stanley VIF Global Infrastructure Portfolio	-	-	-	2,041		0	*	2,041
Morgan Stanley VIF Growth Portfolio	8,855	8,855	-	-		-		-
PIMCO High Yield Portfolio, Advisor Class	15,676	247	15,429	15,098		3,456		11,642
PIMCO Income Portfolio	11,167	2,906	8,261	21,434		996		20,438
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	-	3	(3)	433		1		432
PIMCO Low Duration Portfolio, Advisor Class	4,989	2,100	2,889	32,984		7,214		25,770
PIMCO Real Return Portfolio, Advisor Class	12,828	8,920	3,908	43,817		3,321		40,496
PIMCO Short-Term Portfolio, Advisor Class	37,188	4,247	32,941	45,404		2,831		42,573
PIMCO Total Return Portfolio, Advisor Class	14,138	6,709	7,429	36,932		1,681		35,251
Protective Life Dynamic Allocation Series Conservative Portfolio	144	314	(170)	44		315		(271)
Royce Capital Fund Small Cap Portfolio, Service Class	69	49	20	1		51		(50)
Schwab Government Money Market Portfolio	212,438	121,696	90,742	389,160		306,231		82,929
Schwab S&P 500 Index Fund	80,329	77,688	2,641	339,410		4,357		335,053
Schwab VIT Balanced Portfolio	6,750	19,167	(12,417)	18,273		793		17,480
Schwab VIT Balanced with Growth Portfolio	12,112	5,303	6,809	7		96		(89)
Schwab VIT Growth Portfolio	-	325	(325)	10		298		(288)
T. Rowe Price All-Cap Opportunities Portfolio	492	76	416	8,915		38		8,877
T. Rowe Price Blue Chip Growth Portfolio, Class II	-	1,520	(1,520)	6,285		12		6,273
T. Rowe Price Health Sciences Portfolio, Class II	8,096	1,592	6,504	20,750		166		20,584
T. Rowe Price Moderate Allocation Portfolio	-	472	(472)	36		369		(333)
Templeton Developing Markets VIP Fund, Class 2	5,321	7,473	(2,152)	7,794		8		7,786
Templeton Foreign VIP Fund, Class 2	-	-	-	1		1		-

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Templeton Global Bond VIP Fund, Class 2	-	-	-	1,584	7,014		(5,430)
Western Asset Core Plus VIT Portfolio, Class II	24,012	6,493	17,519	14,296	0	*	14,296

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
New York does not currently impose premium taxes on variable annuities; if premium taxes are imposed in the future, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners' net payments on the Statements of Changes in Net Assets.	the mandated percentage of each contribution

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Expense Type	Range
Charge for Optional SecurePay Rider
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.20% of benefit base

Charge for Optional Return of Purchase Payments Death Benefit
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the three years or periods ended December 31, 2023 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class B
2023	7		$11.20	$11.14	$82	0.90%	0.25%	0.45%	16.57%	16.34%
2022	4		9.61	9.57	40	0.50%	0.25%	0.45%	(16.03)%	(16.20)%
2021	6		11.44	11.44	73	0.00%	0.25%	0.25%	4.88%	4.88%

AB VPS Large Cap Growth Portfolio, Class B
2023	76		12.70	12.63	959	0.00%	0.25%	0.45%	34.45%	34.18%
2022	73		9.45	9.41	685	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	20		13.26	13.26	264	0.00%	0.45%	0.45%	3.92%	3.92%

AB VPS Relative Value Portfolio, Class B
2023	33		12.56	12.49	410	1.38%	0.25%	0.45%	11.44%	11.22%
2022	12		11.27	11.23	138	1.42%	0.25%	0.45%	(4.66)%	(4.85)%
2021	4		11.82	11.82	42	0.00%	0.25%	0.25%	1.67%	1.67%

AB VPS Small Cap Growth Portfolio, Class B
2023	21		7.58	7.53	161	0.00%	0.25%	0.45%	17.43%	17.20%
2022	23		6.45	6.43	146	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	0	*	10.65	10.65	2	0.00%	0.25%	0.25%	2.72%	2.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Asset Allocation Fund, Class 4
2023	52	$12.03	$11.95	$621	2.08%	0.25%	0.45%	11.28%	13.51%
2022	47	10.53	10.53	498	1.89%	0.45%	0.45%	(14.05)%	(14.05)%
2021	35	12.25	12.25	426	1.87%	0.45%	0.45%	11.24%	11.24%

American Funds IS Capital World Growth and Income Fund, Class 4
2023	40	12.78	12.70	510	1.83%	0.25%	0.45%	20.35%	20.11%
2022	34	10.62	10.58	364	2.92%	0.25%	0.45%	(3.03)%	(3.17)%

American Funds IS Global Growth Fund, Class 4
2023	31	11.65	11.57	361	0.97%	0.25%	0.45%	21.99%	21.75%
2022	11	9.55	9.51	106	0.52%	0.25%	0.45%	(25.11)%	(25.26)%
2021	6	12.75	12.72	73	0.27%	0.25%	0.45%	3.12%	6.92%

American Funds IS Global Small Capitalization Fund, Class 4
2023	12	10.00	9.94	122	0.03%	0.25%	0.45%	15.50%	15.27%
2022	10	8.66	8.62	85	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	5	12.35	12.35	67	0.00%	0.25%	0.25%	(4.47)%	(4.47)%

American Funds IS Growth Fund, Class 4
2023	70	13.37	13.28	929	0.18%	0.25%	0.45%	37.79%	37.52%
2022	43	9.70	9.66	415	0.10%	0.25%	0.45%	(30.29)%	(30.43)%
2021	40	13.88	13.88	558	0.26%	0.45%	0.45%	18.29%	18.29%

American Funds IS Growth-Income Fund, Class 4
2023	43	13.95	13.86	592	1.22%	0.25%	0.45%	25.51%	25.26%
2022	42	11.11	11.06	466	1.37%	0.25%	0.45%	(16.91)%	(17.08)%
2021	23	13.37	13.34	301	0.96%	0.25%	0.45%	6.67%	18.84%

American Funds IS International Fund, Class 4
2023	7	10.52	10.52	78	1.21%	0.25%	0.25%	15.27%	15.27%
2022	2	9.13	9.13	17	1.52%	0.25%	0.25%	(21.22)%	(21.22)%
2021	1	11.56	11.56	13	4.22%	0.45%	0.45%	(5.79)%	(5.79)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS New World Fund, Class 4
2023	12	$10.75	$10.68	$127	1.21%	0.25%	0.45%	15.38%	15.15%
2022	10	9.32	9.28	94	1.24%	0.25%	0.45%	(22.45)%	(22.60)%
2021	5	12.01	11.99	58	0.79%	0.25%	0.45%	(4.09)%	(4.13)%

American Funds IS The Bond Fund of America, Class 4
2023	67	9.16	9.10	612	3.45%	0.25%	0.45%	4.46%	4.25%
2022	55	8.77	8.73	484	4.04%	0.25%	0.45%	(12.97)%	(13.14)%
2021	16	10.07	10.05	157	4.76%	0.25%	0.45%	0.10%	0.66%

American Funds IS U.S. Government Securities Fund, Class 4
2023	69	8.99	8.93	623	3.69%	0.25%	0.45%	2.37%	2.16%
2022	61	8.78	8.74	536	6.03%	0.25%	0.45%	(11.42)%	(11.59)%
2021	8	9.92	9.89	84	2.56%	0.25%	0.45%	0.32%	(0.26)%

American Funds IS Washington Mutual Investors Fund, Class 4
2023	22	14.94	14.94	323	1.65%	0.25%	0.25%	16.68%	16.68%
2022	26	12.81	12.81	335	1.86%	0.25%	0.25%	(8.91)%	(8.91)%
2021	14	14.06	14.03	196	1.67%	0.25%	0.45%	7.62%	10.44%

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	1	10.79	10.79	9	5.50%	0.25%	0.25%	8.16%	8.16%

BlackRock Global Allocation V.I. Fund, Class III
2023	3	9.94	9.94	30	20.93%	0.25%	0.25%	6.55%	6.55%

BlackRock International V.I. Fund, Class I
2023	46	9.16	9.11	422	0.87%	0.25%	0.45%	18.73%	18.49%
2022	42	7.72	7.69	321	1.32%	0.25%	0.45%	(24.81)%	(24.96)%
2021	9	10.26	10.26	97	1.17%	0.25%	0.25%	(4.45)%	(4.45)%

ClearBridge Variable Dividend Strategy Portfolio, Class II
2023	48	13.02	13.02	628	2.03%	0.25%	0.25%	13.72%	13.72%
2022	43	11.45	11.45	491	2.28%	0.25%	0.25%	(8.46)%	(8.46)%
2021	2	12.51	12.51	26	2.42%	0.25%	0.25%	3.14%	3.14%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
ClearBridge Variable Large Cap Growth Portfolio, Class II
2023	0	*	$12.10	$12.10	$5	0.00%	0.25%	0.25%	43.31%	43.31%
2022	1		8.45	8.45	4	0.00%	0.25%	0.25%	(12.02)%	(12.02)%

ClearBridge Variable Mid Cap Portfolio, Class II
2023	20		12.00	11.93	236	0.02%	0.25%	0.45%	12.34%	12.11%
2022	20		10.68	10.64	210	0.10%	0.25%	0.45%	(25.69)%	(25.84)%
2021	16		14.38	14.34	236	0.01%	0.25%	0.45%	10.28%	19.08%

ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	12		9.71	9.65	118	0.00%	0.25%	0.45%	7.85%	7.64%
2022	2		9.00	8.97	19	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	3		12.69	12.69	32	0.00%	0.45%	0.45%	3.76%	3.76%

Columbia VP Balanced Fund, Class 2
2023	0	*	11.15	11.15	4	0.00%	0.45%	0.45%	20.56%	20.56%
2022	0	*	9.25	9.25	4	0.00%	0.45%	0.45%	(17.24)%	(17.24)%
2021	0	*	11.18	11.18	5	0.00%	0.45%	0.45%	0.98%	0.98%

Columbia VP Intermediate Bond Fund, Class 2
2023	29		8.75	8.70	254	1.97%	0.25%	0.45%	5.82%	5.61%
2022	13		8.27	8.24	109	6.00%	0.25%	0.45%	(17.43)%	(17.59)%
2021	0	*	10.00	10.00	5	0.00%	0.45%	0.45%	0.44%	0.44%

Columbia VP Limited Duration Credit Fund, Class 2
2023	4		9.89	9.89	39	3.06%	0.25%	0.25%	6.39%	6.39%
2022	4		9.30	9.30	37	0.51%	0.25%	0.25%	(6.59)%	(6.59)%
2021	4		9.95	9.95	40	2.36%	0.25%	0.25%	(1.06)%	(1.06)%

Columbia VP Select Mid Cap Value Fund, Class 2
2023	14		11.70	11.70	162	0.00%	0.25%	0.25%	9.78%	9.78%
2022	1		10.66	10.66	14	0.00%	0.25%	0.25%	(9.89)%	(9.89)%
2021	2		11.81	11.81	23	0.00%	0.45%	0.45%	8.86%	8.86%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Columbia VP Strategic Income Fund, Class 2
2023	6		$9.66	$9.66	$59	0.00%	0.25%	0.25%	6.01%	6.01%

Empower Bond Index Fund, Investor Class
2023	15		8.81	8.76	135	1.96%	0.25%	0.45%	4.76%	4.55%
2022	20		8.41	8.38	164	1.29%	0.25%	0.45%	(13.90)%	(14.07)%
2021	13		9.75	9.75	125	1.30%	0.45%	0.45%	(1.44)%	(1.44)%

Fidelity VIP Asset Manager Portfolio, Service Class 2
2023	43		10.34	10.34	446	2.88%	0.25%	0.25%	9.01%	9.01%

Fidelity VIP Balanced Portfolio, Service Class 2
2023	112		11.37	11.30	1,266	1.61%	0.25%	0.45%	20.93%	20.69%
2022	150		9.40	9.36	1,408	1.06%	0.25%	0.45%	(18.39)%	(18.55)%
2021	136		11.52	11.50	1,560	0.82%	0.25%	0.45%	5.66%	7.32%

Fidelity VIP Bond Index Portfolio
2023	86		9.12	9.07	783	3.16%	0.25%	0.45%	4.87%	4.66%
2022	35		8.70	8.67	300	2.13%	0.25%	0.45%	(13.60)%	(13.77)%
2021	11		10.07	10.05	110	2.18%	0.25%	0.45%	(0.16)%	(1.41)%

Fidelity VIP Energy Portfolio, Service Class 2
2023	0	*	18.33	18.33	5	1.68%	0.25%	0.25%	0.45%	0.45%
2022	1		18.24	18.24	18	3.15%	0.25%	0.25%	62.46%	62.46%
2021	1		11.23	11.23	6	0.00%	0.25%	0.25%	4.16%	4.16%

Fidelity VIP Extended Market Index Portfolio, Service Class 2
2023	44		10.34	10.28	458	1.87%	0.25%	0.45%	16.82%	16.58%
2022	38		8.85	8.82	336	1.47%	0.25%	0.45%	(18.50)%	(18.67)%
2021	19		10.86	10.84	210	1.26%	0.25%	0.45%	0.90%	4.27%

Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2023	10		10.06	10.06	98	3.58%	0.45%	0.45%	7.54%	7.54%
2022	11		9.35	9.35	99	3.74%	0.45%	0.45%	(10.16)%	(10.16)%
2021	1		10.41	10.41	10	5.85%	0.45%	0.45%	0.56%	0.56%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Health Care Portfolio, Service Class 2
2023	12		$10.07	$10.02	$122	0.00%	0.25%	0.45%	3.75%	3.55%
2022	12		9.71	9.67	118	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	6		11.12	11.12	67	0.00%	0.45%	0.45%	(2.36)%	(2.36)%

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2023	8		10.93	10.93	90	0.15%	0.25%	0.25%	26.86%	26.86%
2022	10		8.62	8.62	84	0.67%	0.25%	0.25%	(2.54)%	(2.54)%

Fidelity VIP International Index Portfolio, Service Class 2
2023	79		10.10	10.05	793	2.99%	0.25%	0.45%	15.59%	15.36%
2022	65		8.74	8.71	568	2.13%	0.25%	0.45%	(16.42)%	(16.59)%
2021	55		10.46	10.44	577	3.00%	0.25%	0.45%	(2.83)%	0.90%

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2023	78		9.17	9.12	718	3.57%	0.25%	0.45%	5.74%	5.53%
2022	42		8.68	8.64	361	2.27%	0.25%	0.45%	(13.43)%	(13.60)%
2021	35		10.02	10.00	353	1.87%	0.25%	0.45%	1.52%	(0.85)%

Fidelity VIP Mid Cap Portfolio, Service Class 2
2023	44		13.87	13.79	614	0.38%	0.25%	0.45%	14.52%	14.29%
2022	46		12.12	12.06	558	0.29%	0.25%	0.45%	(15.18)%	(15.35)%
2021	36		14.28	14.25	515	0.17%	0.25%	0.45%	7.98%	6.71%

Fidelity VIP Technology Portfolio, Initial Class
2023	34		13.29	13.22	453	0.13%	0.25%	0.45%	57.92%	57.61%
2022	34		8.42	8.39	288	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	27		13.15	13.13	359	0.00%	0.25%	0.45%	12.16%	11.30%

Fidelity VIP Total Market Index Portfolio
2023	28		12.27	12.20	346	3.52%	0.25%	0.45%	5.07%	25.14%
2022	0	*	9.75	9.75	3	1.11%	0.45%	0.45%	(19.77)%	(19.77)%
2021	0	*	12.15	12.15	4	6.24%	0.45%	0.45%	0.88%	0.88%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Utilities Portfolio, Initial Class
2023	6		$12.62	$12.62	$76	2.27%	0.45%	0.45%	(1.48)%	(1.48)%
2022	6		12.81	12.81	78	1.59%	0.45%	0.45%	4.95%	4.95%
2021	6		12.20	12.20	74	0.00%	0.45%	0.45%	7.81%	7.81%

Fidelity VIP Value Strategies Portfolio, Service Class 2
2023	10		11.42	11.42	116	0.85%	0.25%	0.25%	20.31%	20.31%
2022	10		9.49	9.49	94	4.27%	0.25%	0.25%	(1.83)%	(1.83)%

Franklin DynaTech VIP Fund
2023	14		10.40	10.40	146	0.00%	0.45%	0.45%	43.13%	43.13%
2022	14		7.26	7.26	102	0.00%	0.45%	0.45%	(40.23)%	(40.23)%
2021	14		12.15	12.15	171	0.00%	0.45%	0.45%	18.10%	18.10%

Franklin Income VIP Fund, Class 2
2023	0	*	12.78	12.78	4	5.15%	0.45%	0.45%	8.14%	8.14%
2022	0	*	11.82	11.82	4	5.07%	0.45%	0.45%	(5.90)%	(5.90)%
2021	0	*	12.56	12.56	5	0.00%	0.45%	0.45%	2.15%	2.15%

Franklin Rising Dividends VIP Fund, Class 2
2023	41		13.50	13.41	552	0.42%	0.25%	0.45%	11.80%	11.57%
2022	10		12.07	12.02	122	1.08%	0.25%	0.45%	(10.79)%	(10.97)%
2021	4		13.53	13.50	59	0.82%	0.25%	0.45%	14.22%	2.12%

Franklin Small Cap Value VIP Fund, Class 2
2023	13		14.84	14.75	198	0.53%	0.25%	0.45%	12.46%	12.24%
2022	14		13.20	13.14	186	0.82%	0.25%	0.45%	(10.29)%	(10.47)%
2021	15		14.71	14.68	222	0.08%	0.25%	0.45%	2.56%	(0.28)%

Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	26		10.10	10.03	266	0.00%	0.25%	0.45%	26.42%	26.17%
2022	19		7.99	7.95	150	0.00%	0.25%	0.45%	(24.54)%	(24.67)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2023	29		$10.86	$10.79	$309	0.00%	0.25%	0.45%	18.15%	17.92%
2022	26		9.19	9.15	241	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	13		12.50	12.47	163	0.00%	0.25%	0.45%	2.30%	13.39%

Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2023	9		14.74	14.74	139	0.75%	0.25%	0.25%	10.83%	10.83%
2022	10		13.30	13.30	127	0.41%	0.25%	0.25%	(10.46)%	(10.46)%
2021	10		14.86	14.86	143	0.21%	0.25%	0.25%	24.27%	24.27%

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2023	21		10.51	10.51	223	0.81%	0.25%	0.25%	18.66%	18.66%
2022	23		8.86	8.86	199	0.17%	0.25%	0.25%	(19.84)%	(19.84)%
2021	3		11.05	11.05	28	1.42%	0.25%	0.25%	(4.94)%	(4.94)%

Goldman Sachs VIT Strategic Growth Fund, Service Shares
2023	2		12.45	12.37	21	0.00%	0.25%	0.45%	41.30%	41.02%
2022	2		8.81	8.77	15	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	0	*	13.12	13.12	1	0.00%	0.25%	0.25%	15.58%	15.58%

Invesco V.I. Comstock Fund, Series II
2023	33		17.37	17.26	578	1.87%	0.25%	0.45%	11.82%	11.59%
2022	23		15.53	15.47	357	2.06%	0.25%	0.45%	0.59%	0.39%
2021	7		15.44	15.44	113	2.89%	0.25%	0.25%	6.98%	6.98%

Invesco V.I. Conservative Balanced Fund, Series II
2023	22		10.10	10.04	221	2.17%	0.25%	0.45%	5.50%	11.80%
2022	16		8.98	8.98	145	1.62%	0.45%	0.45%	(11.89)%	(11.89)%

Invesco V.I. Equity and Income Fund, Series II
2023	65		13.40	13.32	872	1.82%	0.25%	0.45%	3.71%	9.74%
2022	62		12.14	12.14	756	2.96%	0.45%	0.45%	(8.13)%	(8.13)%
2021	0	*	13.21	13.21	5	0.00%	0.45%	0.45%	0.29%	0.29%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Global Real Estate Fund, Series II
2023	23	$10.82	$10.75	$248	1.23%	0.25%	0.45%	8.55%	8.34%
2022	23	9.96	9.92	234	4.13%	0.25%	0.45%	(25.33)%	(25.48)%
2021	7	13.34	13.34	98	3.28%	0.25%	0.25%	7.70%	7.70%

Invesco V.I. Government Securities Fund, Series II
2023	9	9.07	9.07	80	1.82%	0.25%	0.25%	4.20%	4.20%
2022	9	8.70	8.70	77	1.78%	0.25%	0.25%	(10.80)%	(10.80)%
2021	8	9.76	9.76	80	3.55%	0.25%	0.25%	(1.73)%	(1.73)%

Invesco V.I. Growth and Income Fund, Series II
2023	5	15.43	15.43	76	1.34%	0.45%	0.45%	11.90%	11.90%
2022	5	13.79	13.79	68	1.46%	0.45%	0.45%	(9.66)%	(9.66)%

Invesco V.I. Main Street Fund, Series II
2023	4	13.15	13.15	47	0.51%	0.25%	0.25%	22.52%	22.52%
2022	4	10.73	10.73	46	1.43%	0.25%	0.25%	(20.51)%	(20.51)%
2021	2	13.50	13.50	32	1.45%	0.25%	0.25%	3.41%	3.41%

Invesco V.I. Main Street Small Cap Fund, Series II
2023	26	11.08	11.08	284	0.98%	0.25%	0.25%	17.53%	17.53%
2022	23	9.43	9.43	214	0.46%	0.25%	0.25%	(16.25)%	(16.25)%
2021	4	11.26	11.26	33	0.19%	0.25%	0.25%	5.05%	5.05%

Invesco V.I. U.S. Government Money Portfolio, Series I
2023	1	10.50	10.50	15	4.41%	0.25%	0.25%	4.27%	4.27%
2022	5	10.07	10.07	45	2.52%	0.25%	0.25%	1.02%	1.02%

Janus Henderson Overseas Fund, Class S
2023	-	-	-	-	1.79%	0.25%	0.25%	2.43%	2.43%
2022	2	9.45	9.45	17	2.78%	0.25%	0.25%	13.35%	13.35%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Lord Abbett Series Fund Bond Debenture Portfolio
2023	14		$9.97	$9.90	$143	12.42%	0.25%	0.45%	6.29%	6.08%
2022	2		9.38	9.34	21	4.31%	0.25%	0.45%	(13.02)%	(13.19)%
2021	2		10.78	10.75	25	6.18%	0.25%	0.45%	(0.28)%	(0.13)%

Lord Abbett Series Fund Fundamental Equity Portfolio
2023	7		14.12	14.12	96	0.61%	0.25%	0.25%	14.35%	14.35%
2022	7		12.34	12.34	85	1.03%	0.25%	0.25%	(12.20)%	(12.20)%
2021	7		14.06	14.06	98	1.63%	0.25%	0.25%	8.82%	8.82%

Lord Abbett Series Fund Short Duration Income Portfolio
2023	11		9.94	9.94	108	4.60%	0.25%	0.25%	4.79%	4.79%
2022	13		9.48	9.48	125	10.58%	0.25%	0.25%	0.36%	0.36%

Morgan Stanley VIF Global Franchise Portfolio, Class II
2023	-		-	-	-	10.44%	0.25%	0.25%	5.40%	5.40%

Morgan Stanley VIF Global Infrastructure Portfolio
2023	2		9.94	9.94	20	2.29%	0.45%	0.45%	3.80%	3.80%
2022	2		9.57	9.57	20	0.00%	0.45%	0.45%	(2.65)%	(2.65)%

Morgan Stanley VIF Growth Portfolio
2023	-		-	-	-	0.00%	0.25%	0.25%	7.57%	7.57%

PIMCO High Yield Portfolio, Advisor Class
2023	34		10.37	10.37	351	5.56%	0.25%	0.25%	11.83%	11.83%
2022	18		9.27	9.27	171	1.78%	0.25%	0.25%	(10.60)%	(10.60)%
2021	7		10.37	10.37	71	3.68%	0.25%	0.25%	1.26%	1.26%

PIMCO Income Portfolio
2023	29		10.12	10.12	290	5.22%	0.25%	0.25%	7.87%	7.87%
2022	20		9.38	9.38	192	3.25%	0.25%	0.25%	(7.32)%	(7.32)%

PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	0	*	6.84	6.84	3	2.28%	0.25%	0.25%	3.62%	3.62%
2022	0	*	6.60	6.60	3	2.28%	0.25%	0.25%	(2.71)%	(2.71)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO Low Duration Portfolio, Advisor Class
2023	38	$9.73	$9.73	$373	3.51%	0.25%	0.25%	4.61%	4.61%
2022	35	9.31	9.31	330	2.09%	0.25%	0.25%	(6.07)%	(6.07)%
2021	10	9.91	9.91	96	0.42%	0.25%	0.25%	(0.85)%	(0.85)%

PIMCO Real Return Portfolio, Advisor Class
2023	48	9.71	9.65	466	2.90%	0.25%	0.45%	3.31%	3.10%
2022	44	9.40	9.36	415	7.10%	0.25%	0.45%	(12.21)%	(12.39)%
2021	3	10.71	10.69	28	4.36%	0.25%	0.45%	0.73%	4.09%

PIMCO Short-Term Portfolio, Advisor Class
2023	77	10.47	10.47	804	4.48%	0.25%	0.25%	5.54%	5.54%
2022	44	9.93	9.93	435	2.04%	0.25%	0.25%	(0.50)%	(0.50)%
2021	2	9.98	9.98	23	0.37%	0.25%	0.25%	(0.32)%	(0.32)%

PIMCO Total Return Portfolio, Advisor Class
2023	156	8.96	8.90	1,395	3.47%	0.25%	0.45%	5.56%	5.35%
2022	149	8.49	8.45	1,260	2.60%	0.25%	0.45%	(14.60)%	(14.77)%
2021	113	9.94	9.91	1,126	0.94%	0.25%	0.45%	1.18%	(1.26)%

Protective Life Dynamic Allocation Series Conservative Portfolio
2023	4	10.49	10.49	41	1.94%	0.45%	0.45%	10.94%	10.94%
2022	4	9.45	9.45	39	1.08%	0.45%	0.45%	(17.07)%	(17.07)%
2021	4	11.40	11.40	50	0.86%	0.45%	0.45%	3.36%	3.36%

Royce Capital Fund Small Cap Portfolio, Service Class
2023	5	17.02	16.91	85	0.71%	0.25%	0.45%	25.22%	24.97%
2022	5	13.59	13.53	68	0.07%	0.25%	0.45%	(9.64)%	(9.82)%
2021	5	15.04	15.00	76	1.30%	0.25%	0.45%	8.21%	13.53%

Schwab Government Money Market Portfolio
2023	272	10.57	10.50	2,862	4.82%	0.25%	0.45%	4.62%	4.42%
2022	181	10.10	10.05	1,825	1.68%	0.25%	0.45%	1.23%	1.03%
2021	98	9.98	9.95	977	0.06%	0.25%	0.45%	(0.17)%	(0.29)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Schwab S&P 500 Index Fund
2023	705		$14.27	$14.18	$10,022	1.46%	0.25%	0.45%	25.91%	25.66%
2022	702		11.34	11.29	7,938	1.20%	0.25%	0.45%	(18.32)%	(18.48)%
2021	367		13.88	13.84	5,086	0.39%	0.25%	0.45%	23.91%	22.90%

Schwab VIT Balanced Portfolio
2023	48		10.83	10.76	521	1.88%	0.25%	0.45%	11.68%	11.46%
2022	61		9.69	9.65	586	1.79%	0.25%	0.45%	(14.92)%	(15.09)%
2021	43		11.39	11.37	491	1.36%	0.25%	0.45%	5.07%	4.03%

Schwab VIT Balanced with Growth Portfolio
2023	43		11.50	11.43	499	1.54%	0.25%	0.45%	14.57%	14.34%
2022	37		10.04	9.99	367	1.55%	0.25%	0.45%	(16.21)%	(16.38)%
2021	37		11.98	11.95	440	0.50%	0.25%	0.45%	4.01%	7.08%

Schwab VIT Growth Portfolio
2023	47		12.38	12.30	584	1.55%	0.25%	0.45%	17.23%	17.00%
2022	48		10.56	10.51	503	1.61%	0.25%	0.45%	(17.45)%	(17.61)%
2021	48		12.79	12.76	613	1.45%	0.25%	0.45%	7.70%	10.89%

T. Rowe Price All-Cap Opportunities Portfolio
2023	10		11.77	11.71	113	0.26%	0.25%	0.45%	14.51%	28.39%
2022	9		9.12	9.12	84	0.00%	0.45%	0.45%	(21.86)%	(21.86)%
2021	0	*	11.67	11.67	4	0.00%	0.45%	0.45%	(0.20)%	(0.20)%

T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	8		10.75	10.69	82	0.00%	0.25%	0.45%	48.59%	48.29%
2022	9		7.23	7.21	67	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	3		11.82	11.82	35	0.00%	0.25%	0.25%	(2.47)%	(2.47)%

T. Rowe Price Health Sciences Portfolio, Class II
2023	32		9.77	9.71	316	0.00%	0.25%	0.45%	2.43%	2.23%
2022	26		9.54	9.50	247	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	5		10.95	10.93	58	0.00%	0.25%	0.45%	2.86%	1.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Moderate Allocation Portfolio
2023	43	$10.12	$10.06	$436	2.33%	0.25%	0.45%	15.06%	14.83%
2022	44	8.79	8.76	383	1.49%	0.25%	0.45%	(18.52)%	(18.68)%
2021	44	10.79	10.77	474	1.31%	0.25%	0.45%	1.39%	0.04%

Templeton Developing Markets VIP Fund, Class 2
2023	6	9.47	9.47	58	2.56%	0.25%	0.25%	12.34%	12.34%
2022	8	8.43	8.43	70	0.85%	0.25%	0.25%	(22.18)%	(22.18)%
2021	1	10.83	10.83	6	0.00%	0.25%	0.25%	1.50%	1.50%

Templeton Foreign VIP Fund, Class 2
2023	4	13.41	13.41	50	3.19%	0.45%	0.45%	20.22%	20.22%
2022	4	11.16	11.16	42	2.93%	0.45%	0.45%	(8.02)%	(8.02)%
2021	4	12.13	12.13	45	2.12%	0.45%	0.45%	(2.15)%	(2.15)%

Templeton Global Bond VIP Fund, Class 2
2023	4	9.28	9.22	34	0.00%	0.25%	0.45%	2.63%	2.42%
2022	4	9.04	9.00	33	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	9	9.53	9.51	22	0.00%	0.25%	0.45%	0.19%	(4.96)%

Western Asset Core Plus VIT Portfolio, Class II
2023	34	8.89	8.89	300	7.24%	0.25%	0.25%	6.17%	6.17%
2022	16	8.38	8.38	136	3.33%	0.25%	0.25%	(17.49)%	(17.49)%
2021	2	10.15	10.15	20	4.01%	0.25%	0.25%	(1.04)%	(1.04)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.